UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.1%
EDUCATION — 8.2%
Education — 7.3%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	910,040
	5.000% 06/01/35	1,500,000	1,280,010
	California Lutheran University,
	Series 2008,
	5.750% 10/01/38	3,000,000	3,050,550
	University of Southern California:
	Series 2007 A,
	4.500% 10/01/33	4,500,000	4,521,645
	Series 2009,
	5.000% 10/01/39	1,425,000	1,508,120
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,711,947
CA State University
	Series 2009 A,
	6.000% 11/01/40	2,000,000	2,231,760
	Series 2010 A,
	5.000% 11/01/30	2,995,000	3,128,817
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	1,750,000	1,469,107
CA University of California
	Series 2007,
	Insured: AGMC
	4.500% 05/15/35	4,000,000	3,912,000
	Series 2009 O,
	5.250% 05/15/39	4,000,000	4,302,800
Education Total			28,026,796
Prep School — 0.9%
CA Statewide Communities Development Authority
	College for Certain LLC,
	Series 2010,
	GTY AGMT: PCSD Guaranty Pool LLC
	6.000% 07/01/30	2,000,000	2,024,900
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28 (a)	1,645,000	1,609,616
Prep School Total			3,634,516
EDUCATION TOTAL			31,661,312

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — 9.7%
Continuing Care Retirement — 0.9%
CA Health Facilities Financing Authority
	Episcopal Senior Communities,
	Series 2010 B,
	6.000% 02/01/32	2,000,000	2,034,740
CA Statewide Communities Development Authority
	American Baptist Homes West,
	Series 2010,
	GTY AGMT: American Baptist Homes Foundation
	6.250% 10/01/39	1,500,000	1,505,025
Continuing Care Retirement Total			3,539,765
Hospitals — 8.8%
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 A,
	6.000% 07/01/39	1,000,000	1,071,950
	Series 2009 E,
	5.625% 07/01/25	1,125,000	1,210,241
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,501,275
	5.000% 11/15/34	2,500,000	2,448,175
	Kaiser Hospitals Foundation,
	Series 2006,
	5.250% 04/01/39	2,000,000	1,979,380
	Sutter Health,
	Series 2007 A,
	5.000% 11/15/42	3,000,000	2,865,780
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,527,500
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	3,500,000	2,923,970
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005,
	5.000% 12/01/22	6,155,000	5,908,123
CA Municipal Finance Authority
	Series 2007,
	5.250% 02/01/37	2,500,000	2,255,775
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	2,191,025
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,425,375

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CA Statewide Communities Development Authority
	Kaiser Foundation Hospitals Foundation,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,878,300
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004,
	5.000% 10/15/13	940,000	979,781
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,603,275
Hospitals Total			33,769,925
HEALTH CARE TOTAL			37,309,690
HOUSING — 1.0%
Multi-Family — 0.4%
CA Statewide Communities Development Authority
	Oracle Communities Rialto 360 Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,667,620
Multi-Family Total			1,667,620
Single-Family — 0.6%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	2,500,000	2,161,125
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	10,000	10,142
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	40,000	43,569
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	30,000	30,848
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	30,000	31,096
Single-Family Total			2,276,780
HOUSING TOTAL			3,944,400
INDUSTRIALS — 1.1%
Oil & Gas — 1.1%
CA M-S-R Energy Authority
	Series 2009,
	7.000% 11/01/34	1,000,000	1,152,190

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
CA Southern California Public Power Authority
	Series 2007,
	5.000% 11/01/33	3,385,000	3,151,537
Oil & Gas Total			4,303,727
INDUSTRIALS TOTAL			4,303,727
OTHER — 14.0%
Other — 0.8%
CA Infrastructure & Economic Development Bank
	Walt Disney Family Museum,
	Series 2008,
	GTY AGMT: Walt & Lilly Disney Foundation
	5.250% 02/01/38	3,050,000	3,091,510
Other Total			3,091,510
Refunded/Escrowed(b) — 11.7%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(c) 03/01/18	20,065,000	16,446,077
CA Health Facilities Financing Authority
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.000% 06/01/24	3,000,000	3,009,030
CA Infrastructure & Economic Development Bank
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	5,249,956
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,419,750
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,316,510
CA Redding
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: NPFGC
	11.955% 07/01/22 (08/24/10) (d)(e)	480,000	664,109
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,517,325

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(c) 01/01/20	15,400,000	11,525,976
Refunded/Escrowed Total			45,148,733
Tobacco — 1.5%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	5,704,275
Tobacco Total			5,704,275
OTHER TOTAL			53,944,518
RESOURCE RECOVERY — 0.5%
Disposal — 0.5%
CA Pollution Control Financing Authority
	Series 2002 A, AMT,
	GTY AGMT: Waste Management, Inc.
	5.000% 01/01/22	2,000,000	2,013,480
Disposal Total			2,013,480
RESOURCE RECOVERY TOTAL			2,013,480
TAX-BACKED — 44.8%
Local Appropriated — 8.5%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: AGMC
	6.000% 09/01/14	3,500,000	4,092,060
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	2,971,185
CA Antelope Valley- East Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,158,525
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	1,087,854
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(c) 08/01/16	1,945,000	1,490,181
	(c) 08/01/17	1,980,000	1,421,363
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,229,033

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGO
	5.000% 08/01/22	3,000,000	3,203,100
CA Pico Rivera Public Financing Authority
	Series 2009,
	5.500% 09/01/31	1,500,000	1,546,425
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: NPFGC
	5.500% 11/15/13	1,750,000	1,824,812
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: NPFGC
	6.250% 07/01/18	6,035,000	6,964,209
CA Victor Elementary School District
	Series 1996,
	Insured: NPFGC
	6.450% 05/01/18	3,345,000	3,602,799
Local Appropriated Total			32,591,546
Local General Obligations — 12.5%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(c) 08/01/15	3,000,000	2,499,990
CA Central Valley Schools Financing Authority
	Series 1998 A,
	Insured: NPFGC
	6.450% 02/01/18	1,000,000	1,148,290
CA Coast Community College District
	Series 2005,
	Insured: NPFGC
	(c) 08/01/22	4,000,000	2,279,080
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC:
	5.500% 08/01/25	655,000	794,882
	5.500% 08/01/26	1,750,000	2,123,117
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: NPFGC
	5.250% 08/01/26	2,010,000	2,145,072
CA Golden West Schools Financing Authority
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,112,073

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Grossmont Union High School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/28	5,000,000	1,700,950
CA Jefferson Union High School District
	Series 2000 A,
	Insured: NPFGC
	6.450% 08/01/25	1,000,000	1,204,960
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,085,713
CA Las Virgenes Unified School District
	Series 2001 C,
	Insured: FGIC
	(c) 11/01/20	1,205,000	779,647
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/32	5,440,000	1,275,462
CA New Haven Unified School District
	Series 2002,
	Insured: AGMC
	12.000% 08/01/17	1,565,000	2,526,520
CA Poway Unified School District
	Series 2009 A,
	(c) 08/01/24	6,770,000	3,198,960
CA Rocklin Unified School District
	Series 1995 C,
	Insured: NPFGC
	(c) 07/01/20	6,920,000	4,595,226
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,175,070
CA San Mateo County Community College
	Series 2006 C,
	Insured: NPFGC
	(c) 09/01/26	1,925,000	815,526
CA San Mateo Union High School District
	Series 2002 B,
	Insured: NPFGC
	(c) 09/01/26	4,005,000	1,767,567
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: NPFGC
	7.250% 08/01/13	2,000,000	2,299,980
CA Saratoga
	Series 2001,
	Insured: NPFGC
	5.250% 08/01/31	2,000,000	2,025,120
CA Simi Valley Unified School District
	Series 1998,
	Insured: AMBAC
	5.250% 08/01/22	925,000	971,870

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA South San Francisco Unified School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/22	1,500,000	1,830,450
CA Tahoe-Truckee Unified School District
	Series 1999 1-A,
	Insured: FGIC
	(c) 08/01/23	3,780,000	1,828,953
	Series 1999 2-A,
	Insured: FGIC
	(c) 08/01/24	2,965,000	1,334,724
CA Union Elementary School District
	Series 1999 A,
	Insured: NPFGC
	(c) 09/01/19	1,750,000	1,199,870
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: NPFGC
	5.600% 02/01/20	1,610,000	1,762,258
CA West Covina Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.250% 02/01/19	725,000	801,437
Local General Obligations Total			48,282,767
Special Non-Property Tax — 1.7%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: AGMC
	(c) 09/01/20	3,630,000	2,224,863
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	Insured: NPFGC
	4.750% 07/01/38	2,250,000	2,092,253
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	2,000,000	2,208,120
Special Non-Property Tax Total			6,525,236
Special Property Tax — 10.2%
CA Carson
	Series 1992,
	7.375% 09/02/22	120,000	120,013
CA Cerritos Public Financing Authority
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,379,920

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Elk Grove Unified School District
	Series 1995 A,
	Insured: AMBAC:
	(c) 12/01/18	2,720,000	1,758,698
	6.500% 12/01/24	3,000,000	3,293,010
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	994,240
CA Lancaster Financing Authority
	Series 2003,
	Insured: NPFGC
	5.125% 02/01/17	1,270,000	1,352,601
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	3,075,930
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: NPFGC
	5.375% 07/01/18	1,665,000	1,762,802
CA Los Angeles County Public Works Financing Authority
	Series 1996 A,
	Insured: AGMC
	5.500% 10/01/18	2,485,000	2,840,827
CA Oakdale Public Financing Authority
	Series 2004,
	5.375% 06/01/33	1,500,000	1,341,375
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	5,725,000	5,833,775
CA Oceanside Community Facilities District
	Series 2004,
	5.875% 09/01/34	1,000,000	888,950
CA Orange County Community Facilities District
	Series 2004 A,
	5.625% 08/15/34	850,000	806,582
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: NPFGC
	5.000% 09/01/34	1,000,000	912,520
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	751,830
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,073

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,091,744
	Series 2005 A,
	Insured: AGMC
	5.750% 10/01/24	2,420,000	2,709,892
CA San Francisco City & County Redevelopment Agency
	Series 2009 C,
	6.500% 08/01/39	1,000,000	1,079,830
	Series 2009,
	6.500% 08/01/32	500,000	538,440
CA Sulphur Springs Union School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,331,595
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	4,000,000	4,518,680
Special Property Tax Total			39,403,327
State Appropriated — 3.4%
CA Public Works Board
	Series 1993 A,
	Insured: AMBAC
	5.000% 12/01/19	6,000,000	6,206,280
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,572,075
	Series 2009,
	6.125% 11/01/29	5,000,000	5,328,250
State Appropriated Total			13,106,605
State General Obligations — 8.5%
CA State
	Series 2000,
	5.625% 05/01/26	160,000	161,979
	Series 2003,
	5.250% 02/01/20	1,250,000	1,419,275
	Series 2005,
	4.625% 05/01/29	2,000,000	1,882,100
	Series 2006,
	4.500% 10/01/36	2,500,000	2,228,200
	Series 2007,
	4.500% 08/01/26	2,500,000	2,428,025
	Series 2008,
	5.000% 08/01/34	2,500,000	2,458,825
	Series 2009:
	5.000% 10/01/29	4,000,000	4,014,320
	5.500% 11/01/39	4,965,000	5,083,862
	6.000% 04/01/35	4,000,000	4,272,480

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2010,
	5.500% 03/01/40	4,800,000	4,903,776
PR Commonwealth of Puerto Rico
	Series 2004 A:
	5.250% 07/01/21	2,000,000	2,036,380
	5.250% 07/01/22	2,000,000	2,030,300
State General Obligations Total			32,919,522
TAX-BACKED TOTAL			172,829,003
TRANSPORTATION — 5.9%
Air Transportation — 0.0%
CA Statewide Communities Development Authority
	Series 2001,
	07/01/39 (f)	2,000,000	75,000
Air Transportation Total			75,000
Airports — 1.8%
CA County of Orange
	Series 2009 A,
	5.250% 07/01/39	2,500,000	2,553,450
CA County of Sacramento
	Series 2008 B, AMT,
	Insured: AGMC
	5.250% 07/01/39	1,000,000	998,480
CA Los Angeles Department of Airports
	Series 2009 A,
	5.000% 05/15/34	1,000,000	1,019,170
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	819,690
CA San Francisco City & County Airports Commission
	Series 2008 34E, AMT,
	Insured: AGMC
	5.750% 05/01/25	1,500,000	1,612,320
Airports Total			7,003,110
Ports — 1.3%
CA San Francisco Port Commission
	Series 2010 A,
	5.125% 03/01/40	5,000,000	5,050,700
Ports Total			5,050,700
Toll Facilities — 2.1%
CA Bay Area Toll Authority
	Series 2008 F-1,
	5.125% 04/01/47	2,500,000	2,588,750

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
CA Foothill-Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: NPFGC
	5.000% 01/01/35	2,000,000	1,740,640
	Series 1999,
	5.750% 01/15/40	4,000,000	3,791,160
Toll Facilities Total			8,120,550
Transportation — 0.7%
CA Los Angeles Harbor Department
	Series 2009 B,
	5.250% 08/01/39	2,500,000	2,626,200
Transportation Total			2,626,200
TRANSPORTATION TOTAL			22,875,560
UTILITIES — 12.9%
Investor Owned — 1.7%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.:
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	2,118,820
	Series 2004 D,
	5.875% 01/01/34	1,000,000	1,105,410
	Series 2005 D, AMT,
	5.000% 12/01/27	3,500,000	3,504,025
Investor Owned Total			6,728,255
Joint Power Authority — 0.5%
CA Infrastructure & Economic Development Bank
	California Independent System Operator Corp.,
	Series 2009 A,
	6.250% 02/01/39	2,000,000	2,121,160
Joint Power Authority Total			2,121,160
Municipal Electric — 2.9%
CA Los Angeles Department of Water & Power
	Series 2008,
	5.250% 07/01/38	1,750,000	1,867,793
CA Modesto Irrigation District
	Certificates of Participation,
	Series 2004 B,
	5.500% 07/01/35	2,000,000	2,122,360
CA Sacramento Municipal Utility District
	Series 1997 K,
	Insured: AMBAC
	5.250% 07/01/24	2,220,000	2,476,010
	Series 2001 N,
	Insured: NPFGC
	5.000% 08/15/28	2,000,000	2,011,040

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.625% 01/01/29	1,000,000	1,075,900
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 WW,
	5.000% 07/01/28	1,500,000	1,511,640
Municipal Electric Total			11,064,743
Water & Sewer — 7.8%
CA Big Bear Lake
	Series 1996,
	Insured: NPFGC
	6.000% 04/01/15	1,350,000	1,492,277
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38	2,000,000	2,009,500
CA Lodi
	Series 2007 A,
	Insured: AGMC
	5.000% 10/01/37	1,250,000	1,259,650
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	3,015,570
	Insured: FGIC
	5.125% 07/01/41	3,000,000	3,015,570
CA Los Angeles
	Series 2009 A,
	5.000% 06/01/39	4,000,000	4,167,960
CA Manteca Financing Authority
	Series 2003 B,
	Insured: NPFGC
	5.000% 12/01/33	575,000	570,216
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,429,829
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	2,000,000	2,177,140
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.375% 08/01/34	2,000,000	2,139,060
	Series 2009,
	5.250% 05/15/39	3,000,000	3,186,300

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Santa Clara Valley Water District
	Series 2006,
	Insured: AGMC
	4.250% 06/01/30	2,500,000	2,468,850
Water & Sewer Total			29,931,922
UTILITIES TOTAL			49,846,080

	Total Municipal Bonds (cost of $360,130,784)		378,727,770

	Shares
Municipal Preferred Stock — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Munimae Tax-Exempt Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49 (g)	2,000,000	1,640,000
Multi-Family Total		1,640,000
HOUSING TOTAL		1,640,000

Total Municipal Preferred Stock (cost of $2,000,000)		1,640,000

Common Stock — 0.0%
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
UAL Corp. (h)	374	8,879
Airlines Total		8,879
CONSUMER CYCLICAL TOTAL		8,879

Total Common Stock (cost of $7,783)		8,879

Investment Companies — 1.0%
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.166%) (i)(j)	2,434,497	2,434,497
Dreyfus General California Municipal Money Market Fund (7 day yield of 0.000%)	1,161,898	1,161,898

Total Investment Companies (cost of $3,596,395)		3,596,395

Total Investments — 99.5% (cost of $365,734,962)(k)(l)		383,973,044

Other Assets & Liabilities, Net — 0.5%		1,980,692

Net Assets — 100.0%		385,953,736

14

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

15

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$378,727,770	$—	$378,727,770
Total Municipal Preferred Stock	—	1,640,000	—	1,640,000
Total Common Stock	8,879	—	—	8,879
Total Investment Companies	3,596,395	—	—	3,596,395
Total Investments	$3,605,274	$380,367,770	$—	$383,973,044

(a)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At July 31, 2010, the value of this security amounted to $1,609,616 which represents 0.4%  of net assets. Additional information on this restricted security is as follows:

Acquisition	Acquisition
Security	Date	Cost

CA Statewide Communities Development Authority; Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,645,000

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(f)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of this security, which is illiquid, amounted to $1,640,000 which represents 0.4% of net assets.

Security	Acquisition Date	Shares	Cost	Value
Munimae Tax-Exempt Bond Subsidiary LLC; Series 2004 A-2, 4.900% 06/30/49	10/15/04	2,000,000	$2,000,000	$1,640,000

(h)	Non-income producing.

(i)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end
Affiliate	period	Purchases	Proceeds	Income	of period
BofA California Tax-Exempt Reserves, Capital Class* (7 day yield of 0.166%)	$3,256,484	$32,919,931	$(35,680,415)	$1,322	$—

*As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(j)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by BofA Global Capital Management Group, LLC.

(k)	Cost for federal income tax purposes is $365,714,669.

(l)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

16

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$26,224,382	$(7,966,007)	$18,258,375

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
IFRN	Inverse Floating Rate Note
NPFGC	National Public Finance Guarantee Corp.

17

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

	Par ($)	Value ($)*
Municipal Bonds — 96.2%
EDUCATION — 21.0%
Education — 15.3%
CT Health & Educational Facilities Authority
Connecticut College,
Series 2002 E,
Insured: NPFGC
5.250% 07/01/22	400,000	413,668
Fairfield University:
Series 2008 N,
4.750% 07/01/27	1,000,000	1,037,380
Series 2010 O,
5.000% 07/01/40	1,000,000	1,021,140
Quinnipiac University,
Series 2007 I,
Insured: NPFGC
4.375% 07/01/28	1,015,000	989,108
Trinity College:
Series 1998 F,
Insured: NPFGC
5.500% 07/01/21	2,000,000	2,376,200
Series 2007 J,
Insured: NPFGC:
4.250% 07/01/31	1,000,000	970,270
4.500% 07/01/37	1,500,000	1,474,650
University of Hartford,
Series 2002 E,
Insured: RAD
5.375% 07/01/15	1,000,000	1,046,310
Yale University:
Series 2001 V-1,
0.180% 07/01/36 (08/02/10) (a)(b)	500,000	500,000
Series 2003 X-1,
5.000% 07/01/42	2,000,000	2,050,100
Series 2007 Z-1,
5.000% 07/01/42	1,500,000	1,573,485
CT University of Connecticut
Series 2002 A,
Insured: FGIC
5.250% 11/15/14	1,000,000	1,109,200
Education Total		14,561,511
Prep School — 5.7%
CT Health & Educational Facilities Authority
Brunswick School,
Series 2003 B,
Insured: NPFGC
5.000% 07/01/33	670,000	675,032
Loomis Chaffee School,
Series 2005 F,
Insured: AMBAC:
5.250% 07/01/25	2,035,000	2,417,315
5.250% 07/01/26	1,045,000	1,239,913

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,108,250
Prep School Total			5,440,510
EDUCATION TOTAL			20,002,021
HEALTH CARE — 11.6%
Continuing Care Retirement — 0.2%
CT Hamden
	Whitney Center Inc.,
	Series 2009 A,
	7.625% 01/01/30	225,000	236,133
Continuing Care Retirement Total			236,133
Hospitals — 8.0%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,576,560
	Middlesex Hospital,
	Series 2006 L,
	Insured: AGMC
	4.250% 07/01/36	1,000,000	874,830
	Series 2010,
	5.000% 11/15/40	3,000,000	3,087,420
	William W. Backus Hospital,
	Series 2005 F,
	Insured: AGMC
	5.125% 07/01/35	2,000,000	2,059,580
Hospitals Total			7,598,390
Intermediate Care Facilities — 0.8%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	251,295
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	506,680
Intermediate Care Facilities Total			757,975
Nursing Homes — 2.6%
CT Development Authority Health Facility
	Alzheimer’s Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	500,000	466,100

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
5.500% 08/15/27	2,375,000	2,066,274
Nursing Homes Total		2,532,374
HEALTH CARE TOTAL		11,124,872
HOUSING — 3.0%
Multi-Family — 1.9%
CT Bridgeport Housing Authority
Series 2009,
5.600% 06/01/30	1,000,000	1,031,970
CT Greenwich Housing Authority
Greenwich Close Apartments,
Series 1997 A,
6.350% 09/01/27	750,000	761,617
Multi-Family Total		1,793,587
Single-Family — 1.1%
CT Housing Finance Authority
Series 2003 C-1,
4.850% 11/15/23	1,000,000	1,042,820
Single-Family Total		1,042,820
HOUSING TOTAL		2,836,407
OTHER — 5.0%
Pool/Bond Bank — 1.2%
CT State
Series 2009 A,
5.000% 06/01/26	1,000,000	1,124,440
Pool/Bond Bank Total		1,124,440
Refunded/Escrowed(c) — 3.8%
CT New Haven
Series 2002 B,
Escrowed to Maturity,
Insured: FGIC
5.000% 11/01/16	10,000	11,035
Series 2002 C,
Escrowed to Maturity,
Insured: NPFGC
5.000% 11/01/20	10,000	11,035
CT West Hartford
Series 2005 B,
Pre-refunded 10/01/15,
5.000% 10/01/24	1,500,000	1,757,325

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 08/01/27	1,500,000	1,846,322
Refunded/Escrowed Total			3,625,717
OTHER TOTAL			4,750,157
RESOURCE RECOVERY — 3.6%
Disposal — 2.0%
CT New Haven Solid Waste Authority
	Series 2008,
	5.375% 06/01/28	1,750,000	1,872,727
Disposal Total			1,872,727
Resource Recovery — 1.6%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	GTY AGMT: Covanta Arc LLC
	5.500% 11/15/15	1,500,000	1,535,040
Resource Recovery Total			1,535,040
RESOURCE RECOVERY TOTAL			3,407,767
TAX-BACKED — 42.3%
Local General Obligations — 18.9%
CT Bridgeport
	Series 2004 C,
	Insured: NPFGC
	5.500% 08/15/19	1,500,000	1,777,920
CT Cheshire
	Series 2001 B,
	5.000% 08/01/14	1,720,000	1,999,586
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,162,440
CT Granby
	Series 2006,
	5.000% 02/15/26	540,000	657,914
CT New Britain
	Series 1993 A,
	Insured: NPFGC
	6.000% 10/01/12	1,500,000	1,590,225
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,391,211
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	1,000,000	1,095,720
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,347,743

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT Plainville
	Series 2002,
	Insured: FGIC
	5.000% 12/01/16	500,000	541,855
CT Ridgefield
	Series 2009,
	5.000% 09/15/21	1,000,000	1,220,040
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	1,000,000	1,208,430
	Series 2010 B,
	5.000% 07/01/22	1,000,000	1,218,230
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,687,280
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,130,770
Local General Obligations Total			18,029,364
Special Non-Property Tax — 12.1%
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,608,675
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,387,360
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,150,000	2,209,189
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003,
	5.300% 07/01/35	3,000,000	3,006,750
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	1,000,000	998,500
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(d) 07/01/35	2,000,000	381,720
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2010 C,
	5.250% 08/01/41	1,000,000	1,002,310
Special Non-Property Tax Total			11,594,504

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — 0.8%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	750,000	794,543
Special Property Tax Total			794,543
State Appropriated — 6.2%
CT State
	Certificates of Participation,
	Juvenile Training School,
	Series 2001,
	4.750% 12/15/25	2,500,000	2,557,350
CT University of Connecticut
	Series 2009 A,
	5.000% 02/15/28	500,000	548,375
	Series 2010 A:
	5.000% 02/15/27	1,500,000	1,673,430
	5.000% 02/15/29	1,000,000	1,101,160
State Appropriated Total			5,880,315
State General Obligations — 4.3%
CT Housing Finance Authority
	Series 2006, AMT,
	4.875% 11/15/36	1,500,000	1,463,415
	Series 2009,
	5.000% 06/15/28	750,000	809,603
CT State
	Series 2001 C,
	Insured: AGMC
	5.500% 12/15/15	1,500,000	1,807,065
State General Obligations Total			4,080,083
TAX-BACKED TOTAL			40,378,809
TRANSPORTATION — 0.6%
Transportation — 0.6%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	578,275
Transportation Total			578,275
TRANSPORTATION TOTAL			578,275
UTILITIES — 9.1%
Municipal Electric — 4.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	1,000,000	1,138,580
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	1,500,000	1,675,215

6

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Series 2010 XX,
5.250% 07/01/40	1,000,000	1,007,650
Municipal Electric Total		3,821,445
Water & Sewer — 5.1%
CT Greater New Haven Water Pollution Control Authority
Series 2008,
Insured: AGMC
4.750% 11/15/28	600,000	621,594
CT South Central Regional Water Authority
Series 2005,
Insured: NPFGC
5.000% 08/01/30	1,870,000	1,936,011
Series 2007 A,
Insured: NPFGC:
5.250% 08/01/23	1,000,000	1,166,500
5.250% 08/01/24	1,000,000	1,152,800
Water & Sewer Total		4,876,905
UTILITIES TOTAL		8,698,350

Total Municipal Bonds (cost of $88,026,128)		91,776,658

	Shares
Investment Companies — 1.9%
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.130%) (e)(f)	921,444	921,444

Dreyfus Connecticut Municipal Money Market Fund (7 day yield of 0.000%)	938,158	938,158

Total Investment Companies (cost of $1,859,602)		1,859,602

Total Investments — 98.1% (cost of $89,885,730)(g)(h)		93,636,260

Other Assets & Liabilities, Net — 1.9%		1,787,260

Net Assets — 100.0%		95,423,520

7

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$91,776,658	$—	$91,776,658
Total Investment Companies	1,859,602	—	—	1,859,602
Total Investments	$1,859,602	$91,776,658	$—	$93,636,260

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	Investments in affiliates during the nine months ended July 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.130%) *	$747,272	$8,879,965	$(8,877,089)	$329	$—

9

*As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(g)	Cost for federal income tax purposes is $89,855,028.

(h)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,022,012	$(1,240,780)	$3,781,232

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

10

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 96.2%
EDUCATION — 10.1%
Education — 8.1%
CT Health & Educational Facilities Authority
Connecticut College:
Series 2002 E,
Insured: NPFGC:
5.000% 07/01/14	500,000	535,520
5.250% 07/01/22	400,000	413,668
Series 2007 F,
Insured: NPFGC
4.125% 07/01/24	1,505,000	1,515,324
Series 2008 N:
5.000% 07/01/18	2,120,000	2,412,857
5.000% 07/01/22	2,500,000	2,739,250
Quinnipiac University:
Series 2007 I,
Insured: NPFGC:
5.000% 07/01/19	2,000,000	2,205,500
5.000% 07/01/22	2,000,000	2,133,480
Series 2007 K2,
Insured: NPFGC
5.000% 07/01/28	2,000,000	2,078,080
Trinity College:
Series 1998 F,
Insured: NPFGC
5.500% 07/01/21	500,000	594,050
Series 2004 H,
Insured: NPFGC
5.000% 07/01/25	540,000	557,415
Yale University,
Series 1997 T-1,
4.700% 07/01/29	4,800,000	5,069,520
Education Total		20,254,664
Prep School — 2.0%
CT Health & Educational Facilities Authority
Greenwich Academy, Inc.,
Series 2007 E,
Insured: AGMC
5.250% 03/01/26	2,000,000	2,325,800
Loomis Chaffee School,
Series 2005 F,
Insured: AMBAC
5.250% 07/01/27	1,670,000	1,972,437
Miss Porter’s School,
Series 2006 B,
Insured: AMBAC

1

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
4.500% 07/01/29	600,000	608,070
Prep School Total		4,906,307
EDUCATION TOTAL		25,160,971
HEALTH CARE — 5.3%
Continuing Care Retirement — 0.6%
CT Development Authority
Elim Park Baptist, Inc.,
Series 2003,
5.750% 12/01/23	1,500,000	1,506,585
Continuing Care Retirement Total		1,506,585
Hospitals — 4.0%
CT Health & Educational Facilities Authority
Ascension HealthCredit Group,
Series 1999 B,
3.500% 11/15/29 (02/01/12) (a)(b)	820,000	840,746
Catholic Health East,
Series 2010,
4.750% 11/15/29	3,420,000	3,439,152
Hospital for Special Care,
Series 2007 C,
Insured: RAD:
5.250% 07/01/20	1,235,000	1,262,960
5.250% 07/01/27	750,000	723,090
Middlesex Hospital:
Series 1997 H,
Insured: NPFGC
5.000% 07/01/12	1,060,000	1,062,438
Series 2006 M,
Insured: AGMC
4.875% 07/01/27	500,000	514,035
William W. Backus Hospital,
Series 2005 G,
Insured: AGMC
5.000% 07/01/24	2,060,000	2,146,438
Hospitals Total		9,988,859
Intermediate Care Facilities — 0.1%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc.,
Series 2002 A,
Insured: AMBAC
5.000% 07/01/23	260,000	256,222
Intermediate Care Facilities Total		256,222
Nursing Homes — 0.6%
CT Development Authority
Alzheimer’s Resources Center, Inc.,
Series 2007:
5.200% 08/15/17	1,185,000	1,160,423

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
5.400% 08/15/21	500,000	466,100
Nursing Homes Total		1,626,523
HEALTH CARE TOTAL		13,378,189
HOUSING — 6.9%
Multi-Family — 1.5%
CT Bridgeport Housing Authority
Series 2009:
5.000% 06/01/22	1,035,000	1,074,102
5.000% 06/01/23	1,085,000	1,118,614
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008,
5.000% 12/01/13	1,300,000	1,421,433
Multi-Family Total		3,614,149
Single-Family — 5.4%
CT Housing Finance Authority
Housing Mortgage Finance Program,
Series 2003 D,
4.400% 11/15/15	2,000,000	2,060,780
Mortgage Finance Program,
Series 2008 B-1,
4.750% 11/15/23	3,000,000	3,173,820
Series 2003 C-1,
4.850% 11/15/23	4,000,000	4,171,280
Series 2009,
4.550% 11/15/24	4,000,000	4,158,480
Single-Family Total		13,564,360
HOUSING TOTAL		17,178,509
INDUSTRIALS — 0.4%
Manufacturing — 0.4%
CT Development Authority
Series 1993,
GTY AGMT: Ethan Allen, Inc.
7.500% 06/01/11	905,000	915,652
Manufacturing Total		915,652
INDUSTRIALS TOTAL		915,652
OTHER — 12.9%
Pool/Bond Bank — 3.3%
CT State
Series 2003:
5.000% 10/01/12	1,000,000	1,099,950
5.000% 10/01/15	1,000,000	1,184,110
5.000% 10/01/19	4,290,000	4,803,255
Series 2009 C,
5.000% 10/01/18	1,000,000	1,204,390
Pool/Bond Bank Total		8,291,705

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — 9.6%
CT Clean Water Fund
	Series 1993,
	Escrowed to Maturity,
	6.000% 10/01/12	1,005,000	1,063,190
CT Easton
	Series 2001,
	Pre-refunded 10/15/11,
	4.750% 10/15/21	855,000	901,649
CT Fairfield
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,372,062
CT Farmington
	Series 2002,
	Pre-refunded 09/15/12,
	5.000% 09/15/19	820,000	907,346
CT Hartford County Metropolitan District
	Series 2002,
	Pre-refunded 05/15/12,
	5.000% 04/01/19	1,205,000	1,312,715
CT Health & Educational Facilities Authority
	Trinity College,
	Series 2001 G,
	Pre-refunded 07/01/11,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,052,710
	5.500% 07/01/15	2,825,000	2,986,844
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,558
	Series 2002 C:
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 11/01/18	15,000	16,553
	Pre-refunded 11/01/12,
	Insured: NPFGC
	5.000% 11/01/18	1,985,000	2,201,425
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	196,887
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: NPFGC
	5.250% 08/01/15	1,100,000	1,155,880
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,094,860

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CT State
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	27,335
	Series 2003 F,
	Pre-refunded 10/15/13,
	Insured: NPFGC
	5.250% 10/15/20	3,670,000	4,208,793
CT University of Connecticut
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,085,680
	Student Fee,
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.250% 05/15/14	1,185,000	1,290,536
CT Westport
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,228,666
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/40	1,000,000	1,018,930
Refunded/Escrowed Total			24,127,619
OTHER TOTAL			32,419,324
OTHER REVENUE — 0.7%
Recreation — 0.7%
CT Development Authority
	Mystic Marinelife Aquarium,
	Series 2007 A,
	LOC: Citibank N.A.
	4.625% 05/01/37	2,000,000	1,836,060
Recreation Total			1,836,060
OTHER REVENUE TOTAL			1,836,060
RESOURCE RECOVERY — 0.6%
Disposal — 0.6%
CT New Haven Solid Waste & Recycling Authority
	Series 2008,
	5.125% 06/01/23	1,520,000	1,653,380
Disposal Total			1,653,380
RESOURCE RECOVERY TOTAL			1,653,380
TAX-BACKED — 52.0%
Local General Obligations — 22.8%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,725,936

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2004 C,
	Insured: NPFGC
	5.250% 08/15/17	1,500,000	1,747,440
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	225,734
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,429,728
CT Darien
	Series 2009 A,
	5.000% 08/01/16	500,000	596,710
CT East Haven
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/15	640,000	718,886
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,855,992
	Series 2008:
	5.000% 01/01/20	1,000,000	1,205,840
	5.000% 01/01/22	500,000	605,775
CT Hartford
	Series 2003,
	Insured: AGMC
	4.750% 12/01/15	2,065,000	2,312,676
	Series 2005 C,
	Insured: NPFGC
	5.000% 09/01/19	2,085,000	2,420,372
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	650,334
	Series 2009 A,
	Insured: AGO
	5.000% 08/15/17	695,000	817,973
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,347,707
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,091,714
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	2,079,081
	Series 2008,
	Insured: AGMC
	5.000% 11/01/18	4,260,000	5,123,843
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,407,093

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,204,806
CT Newtown
	Series 2009,
	4.000% 07/01/16	750,000	848,550
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,357,932
	4.750% 07/15/25	1,150,000	1,354,551
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,267,280
	5.000% 02/01/16	1,025,000	1,180,031
CT Ridgefield
	Series 2009,
	5.000% 09/15/20	2,130,000	2,588,355
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,993,909
	5.250% 08/15/17	1,125,000	1,370,554
	Series 2009 B,
	4.000% 07/01/16	2,500,000	2,839,075
CT Trumbull
	Series 2009:
	4.000% 09/15/20	575,000	635,967
	4.000% 09/15/21	600,000	653,520
CT Watertown
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/17	1,060,000	1,257,542
	Series 2009 B,
	5.000% 07/01/17	2,000,000	2,373,100
CT West Hartford
	Series 2009,
	4.000% 10/01/23	3,275,000	3,526,192
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,549,249
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,321,860
CT Windham
	Series 2004,
	Insured: NPFGC
	5.000% 06/15/15	785,000	921,763

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: AGMC
	5.750% 08/01/12	1,500,000	1,512,345
Local General Obligations Total			57,119,415
Special Non-Property Tax — 9.9%
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	421,008
	Series 1998 A,
	Insured: FGIC
	5.500% 10/01/12	3,250,000	3,596,060
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	865,448
	Series 2009 A,
	4.500% 12/01/19	3,765,000	4,290,180
	Series 2009:
	4.250% 02/01/17	3,000,000	3,360,690
	5.000% 02/01/19	3,450,000	4,046,677
OH Hamilton County Sales Tax
	Series 2000 B,
	Insured: AMBAC
	(d) 12/01/28	3,000,000	1,143,510
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: AGMC
	5.500% 07/01/17	1,870,000	2,137,504
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	2,500,000	2,760,150
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,020,000	2,047,209
Special Non-Property Tax Total			24,668,436
Special Property Tax — 1.3%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.000% 04/01/22	3,000,000	3,208,110
Special Property Tax Total			3,208,110
State Appropriated — 4.8%
CT Health & Educational Facilities Authority
	State University System,
	Series 2007 I,
	Insured: AGMC
	5.250% 11/01/17	1,000,000	1,211,080

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT State
	Certificates of Participation,
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,676,006
CT University of Connecticut
	Series 2004 A,
	Insured: NPFGC
	5.000% 01/15/13	2,000,000	2,219,260
	Series 2006 A,
	Insured: NPFGC
	5.000% 02/15/16	1,400,000	1,645,196
	Series 2007 A,
	4.000% 04/01/24	2,100,000	2,181,543
	Series 2009 A,
	5.000% 02/15/23	2,000,000	2,282,900
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (a)(b)	700,000	727,209
State Appropriated Total			11,943,194
State General Obligations — 13.2%
CT Housing Finance Authority
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,284,194
	Series 2009:
	5.000% 06/15/18	1,755,000	2,065,723
	5.000% 06/15/19	1,840,000	2,167,961
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,062,175
	Series 2001,
	Insured: AGMC
	5.500% 12/15/14	1,500,000	1,785,735
	Series 2003 C,
	Insured: NPFGC
	5.000% 05/01/22	1,000,000	1,077,140
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,096,030
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	729,924
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,362,600
	Series 2006 E,
	5.000% 12/15/20	3,000,000	3,409,620
	Series 2008 B,
	5.000% 04/15/22	5,415,000	6,160,754

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2009 A,
	5.000% 01/01/16	5,960,000	6,974,094
State General Obligations Total			33,175,950
TAX-BACKED TOTAL			130,115,105
UTILITIES — 7.3%
Investor Owned — 2.3%
CT Development Authority
	Pollution Control Revenue:
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	5,285,000	5,326,699
	United Illuminating Co.,
	Series 2009,
	5.750% 06/01/26 (02/01/12) (a)(b)	500,000	522,720
Investor Owned Total			5,849,419
Joint Power Authority — 1.6%
CT Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,197,620
	Series 2009 A,
	Insured: AGO
	5.000% 01/01/17	1,525,000	1,769,396
Joint Power Authority Total			3,967,016
Municipal Electric — 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	285,000	318,291
	Series 2010,
	5.250% 07/01/24	2,400,000	2,528,904
Municipal Electric Total			2,847,195
Water & Sewer — 2.2%
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: NPFGC
	5.000% 11/15/30	2,500,000	2,567,600
CT South Central Regional Water Authority
	Series 2003 B,
	Insured: NPFGC
	5.250% 08/01/29 (a)	750,000	803,677
	Series 2007 A,
	Insured: NPFGC:
	5.250% 08/01/22	1,370,000	1,601,571
	5.250% 08/01/23	500,000	583,250

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer Total			5,556,098
	UTILITIES TOTAL		18,219,728

	Total Municipal Bonds (cost of $228,569,509)		240,876,918

	Shares
Investment Companies — 2.7%
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.130%) (e)(f)	3,277,370	3,277,370
Dreyfus Municipal Cash Management Plus (7 day yield of 0.160%)	3,592,022	3,592,022

Total Investment Companies (cost of $6,869,392)		6,869,392

Total Investments — 98.9% (cost of $235,438,901)(g)(h)		247,746,310

Other Assets & Liabilities, Net — 1.1%		2,649,444

Net Assets — 100.0%		250,395,754

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

11

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$240,876,918	$—	$240,876,918
Total Investment Companies	6,869,392	—	—	6,869,392
Total Investments	$6,869,392	$240,876,918	$—	$247,746,310

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.130%) *	$2,339,181	$24,880,962	$(25,536,142)	$1,656	$—

* As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

12

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(g)	Cost for federal income tax purposes is $235,411,290.

(h)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,598,543	$(263,523)	$12,335,020

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

13

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.9%
EDUCATION — 3.2%
Education — 3.2%
CA Municipal Finance Authority
	Biola University,
	Series 2008 A,
	5.625% 10/01/23	3,000,000	3,151,140
CA University
	Series 2008 A,
	Insured: AGMC
	5.000% 11/01/22	5,000,000	5,506,200
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	1,000,000	1,188,100
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,205,540
KS Washburn University
	Topeka Living Learning Center,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	919,701
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	573,910
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/24	2,670,000	3,218,898
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,200,230
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,200,990
NH Health & Education Facilities Authority
	Series 2009 A,
	5.000% 07/01/23	8,370,000	9,143,472
NY Dormitory Authority
	Mount Sinai School of Medicine,
	Series 2009:
	5.500% 07/01/26	14,635,000	15,338,212
	5.500% 07/01/27	10,675,000	11,109,366
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	6,345,000	7,523,076

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/23	3,245,000	3,668,570
OH University
	Series 2009 A,
	5.000% 12/01/16	4,000,000	4,725,320
PA Higher Educational Facilities Authority
	University of Sciences,
	Series 2005 A,
	Insured: SYNC
	5.000% 11/01/16	360,000	400,305
RI Health & Educational Building Corp.
	Series 2003,
	Insured: SYNC
	5.250% 04/01/15	1,500,000	1,555,575
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: NPFGC
	5.000% 10/15/19	2,000,000	2,178,060
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,401,520
	Series 2006 D,
	5.000% 08/15/18	1,545,000	1,788,755
Education Total			78,996,940
EDUCATION TOTAL			78,996,940
HEALTH CARE — 9.1%
Continuing Care Retirement — 1.8%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	1,008,780
FL Lakeland
	Carpenters Retirement Community,
	Series 2008,
	5.875% 01/01/19	1,875,000	1,899,094
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	7,123,374
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers,
	Series 2005,
	5.000% 07/01/13	3,125,000	3,167,781

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	3,686,800
IL Finance Authority
	Monarch Landing, Inc.,
	Series 2007 A:
	5.500% 12/01/13 (a)	2,015,366	181,383
	6.000% 12/01/17 (a)	3,288,710	295,984
	Sedgebrook, Inc.,
	Series 2007 A:
	5.400% 11/15/16 (a)	2,165,000	606,200
	5.875% 11/15/22 (a)	8,000,000	2,240,000
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	10,640,000	10,640,532
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	2,445,632
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	1,040,000	1,021,540
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	6,551,090
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	3,431,400
Continuing Care Retirement Total			44,299,590
Hospitals — 7.1%
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,735,795
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2009 F,
	5.000% 07/01/27 (07/01/14) (b)(c)	3,000,000	3,278,310
	St. Joseph Health System,
	Series 2009 B,
	5.000% 07/01/18	10,445,000	11,482,293
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008 D,
	5.500% 10/01/38 (11/12/15) (b)(c)	5,000,000	5,667,950

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A,
	5.250% 11/15/11	2,125,000	2,244,574
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2005 A,
	5.000% 11/15/20	1,000,000	1,052,570
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22	1,000,000	1,038,030
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	1,029,440
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: NPFGC
	6.250% 10/01/16	1,700,000	1,922,462
FL South Broward Hospital District
	Series 2003 A,
	Insured: NPFGC
	5.250% 05/01/12	3,955,000	4,212,233
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,842,034
	5.500% 11/15/15	1,995,000	2,118,610
	5.500% 11/15/16	1,980,000	2,084,009
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: NPFGC:
	5.500% 11/15/13	6,080,000	6,749,286
	5.500% 11/15/14	6,000,000	6,753,480
GA DeKalb County Hospital Authority
	Dekalb Medical Center, Inc.,
	Series 2010,
	6.000% 09/01/30	5,000,000	5,105,900
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,201,550

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MA Health & Educational Facilities Authority
	CareGroup, Inc.,
	Series 2008 E-2:
	5.375% 07/01/20	9,720,000	10,495,948
	5.375% 07/01/22	13,345,000	14,215,761
MI Saginaw Hospital Finance Authority
	Covenant Medical Center,
	Series 2004 G,
	5.125% 07/01/22	10,000,000	9,995,100
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	2,818,620
	5.250% 10/01/27	3,700,000	3,194,617
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	7,166,530
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,872,815
	5.250% 11/15/17	1,250,000	1,330,013
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2009,
	5.250% 05/01/30	4,750,000	4,877,015
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	790,356
	5.000% 08/01/15	545,000	590,753
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,438,805
	5.625% 10/01/15	3,000,000	3,127,350
	5.625% 10/01/16	3,000,000	3,116,550
OH Montgomery County
	Catholic Health Initiatives,
	Series 2008 D,
	5.250% 10/01/38 (11/12/13) (b)(c)	8,000,000	8,863,440
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	272,608
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A:
	5.000% 08/15/20	3,480,000	3,636,844
	5.125% 08/15/21	3,715,000	3,885,444
	5.250% 08/15/22	1,965,000	2,060,499

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: AGMC
	5.500% 01/01/14	1,000,000	1,054,980
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: NPFGC
	6.000% 06/01/13	2,170,000	2,400,042
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,241,200
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,657,845
WI Health & Educational Facilities Authority
	Wheaton Franciscan Healthcare,
	Series 2006,
	5.125% 08/15/23	13,065,000	12,858,573
Hospitals Total			177,480,234
Nursing Homes — 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,439,460
	5.500% 07/01/21	1,530,000	1,344,059
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	912,300
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	1,143,963
Nursing Homes Total			5,839,782
HEALTH CARE TOTAL			227,619,606

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 0.8%
Assisted Living/Senior — 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,793,089
Assisted Living/Senior Total			3,793,089
Multi-Family — 0.4%
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	4.989% 07/15/32 (01/15/11) (b)(c)(d)	1,910,000	813,068
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	LIQ FAC: FNMA
	4.900% 02/15/32 (b)	3,250,000	3,400,605
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,115,240
	5.375% 10/01/18	2,000,000	2,225,280
LA Housing Finance Agency
	Series 2006 A,
	Insured: FHA
	4.750% 12/01/31	1,405,000	1,391,891
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A,
	5.500% 10/01/24	1,575,000	1,601,051
Multi-Family Total			10,547,135
Single-Family — 0.2%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	5,000,000	4,965,050
Single-Family Total			4,965,050
HOUSING TOTAL			19,305,274
INDUSTRIALS — 2.5%
Forest Products & Paper — 0.8%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,525,908
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	518,520
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	9,150,650
MS Warren County
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,629,666

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
TX Gulf Coast Waste Disposal Authority
	International Paper Co.,
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,819,977
Forest Products & Paper Total			20,644,721
Oil & Gas — 1.7%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	2,560,475
TX Gulf Coast Waste Disposal Authority
	BP Products North America,
	Series 2007,
	GTY AGMT: BP PLC
	2.300% 01/01/42 (09/03/13) (b)(c)	14,415,000	13,514,783
TX Harris County Industrial Development Corp.
	Deer Park Refining LP,
	Series 2008,
	4.700% 05/01/18	12,000,000	12,617,400
TX Industrial Development Corp.
	Arco Pipelines Inc.,
	Series 1990,
	GTY AGMT: Atlantic Richfield Co.
	7.375% 10/01/20	3,000,000	3,344,910
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/12	5,500,000	5,826,865
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.250% 08/01/16	4,450,000	4,710,637
Oil & Gas Total			42,575,070
INDUSTRIALS TOTAL			63,219,791
OTHER — 10.1%
Other — 0.2%
LA New Orleans Aviation Board
	Series 2009 A,
	6.000% 01/01/25	4,250,000	4,503,002
Other Total			4,503,002
Pool/Bond Bank — 3.0%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,003,100
FL Municipal Loan Council
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/19	1,015,000	1,081,493

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,199,625
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,509,344
	Series 2009,
	5.000% 08/01/24	11,530,000	13,140,280
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	9,050,129
NY Dormitory Authority
	Series 2002 A,
	Insured: NPFGC
	5.250% 10/01/12	2,420,000	2,655,369
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,256,060
	Series 2002:
	5.500% 07/01/12	8,000,000	8,533,920
	5.750% 07/01/17	2,000,000	2,230,120

PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	837,522
VA Public School Authority
	Series 2005 B,
	5.250% 08/01/16	13,995,000	16,777,206
	Series 2005,
	5.000% 08/01/16	6,285,000	7,307,129
VA Resources Authority
	Series 2007,
	5.000% 10/01/17	3,760,000	4,499,554
Pool/Bond Bank Total			76,080,851
Refunded/Escrowed(e) — 6.5%
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13,
	Insured: NPFGC
	5.000% 01/01/37	15,000,000	16,609,650
AZ School Facilities Board
	Certificates of Participation,
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: NPFGC
	5.250% 09/01/14	10,000,000	11,207,100

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to maturity,
	(f) 01/01/25	22,405,000	12,873,465
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Pre-refunded 06/15/16,
	Insured: AMBAC
	06/15/21 (06/15/11) (b)(c)(g) (5.700% 06/15/11)	4,000,000	4,560,040
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	4,705,000	5,688,157
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,139,552
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12,
	5.600% 05/01/27	4,000,000	4,385,000
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,534,559
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,480,200
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(f) 01/01/17	600,000	509,604
IL State
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: AGMC
	5.375% 12/01/13	10,000,000	11,131,500
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,656,864

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(f) 12/01/14	2,175,000	2,035,909
MI Detroit Sewage Disposal Revenue
	Series 2003 A,
	Pre-refunded 07/01/13,
	Insured: AGMC
	5.000% 07/01/14	7,180,000	8,099,614
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,690,320
NV Clark County School District
	Series 2003 D,
	Pre-refunded 12/15/13,
	Insured: NPFGC
	5.000% 06/15/16	10,760,000	12,307,826
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,689,460
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,028,445
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(f) 09/01/21	2,210,000	1,502,181
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,239,970
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,517,165
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: NPFGC
	5.500% 06/01/16	10,000,000	11,414,700
TX Northside Independent School District
	Series 2002 A,
	Pre-refunded 02/15/12,
	Guarantor: PSFG
	5.250% 02/15/20	2,485,000	2,673,040
TX University of Texas
	Series 2006 D,
	Pre-refunded 02/15/17,
	5.000% 08/15/18	8,455,000	9,983,664

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	5,000,000	5,495,850
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	5,114,380
Refunded/Escrowed Total			162,568,215
Tobacco — 0.4%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	2,430,000	2,224,981
	4.625% 06/01/26	3,300,000	2,707,683
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	6,665,000	5,568,141
Tobacco Total			10,500,805
OTHER TOTAL			253,652,873
OTHER REVENUE — 0.4%
Recreation — 0.4%
FL Board of Education
	Series 2002 A,
	Insured: FGIC
	5.250% 07/01/18	2,675,000	2,883,677
FL Seminole Indian Tribe
	Series 2007 A,
	5.750% 10/01/22 (h)	2,000,000	1,943,660
OK Chickasaw Nation Health Systems
	Series 2007,
	5.375% 12/01/17 (h)	3,750,000	4,019,137
Recreation Total			8,846,474
OTHER REVENUE TOTAL			8,846,474

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 0.3%
Resource Recovery — 0.3%
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24 (11/15/13) (b)(c)	8,000,000	8,229,840
Resource Recovery Total			8,229,840
RESOURCE RECOVERY TOTAL			8,229,840
TAX-BACKED — 45.8%
Local Appropriated — 2.8%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: NPFGC
	5.000% 07/01/16	10,000,000	11,385,100
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,093,020
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: AGMC
	5.000% 08/01/18	2,320,000	2,502,073
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: NPFGC
	5.500% 07/01/14	2,000,000	2,268,660
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,670,745
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: NPFGC
	5.000% 06/01/19	2,000,000	2,073,860
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/18	1,000,000	1,083,280
NC Charlotte
	Certificates of Participation,
	Series 2003 A,
	5.000% 06/01/28	11,890,000	12,295,449
NC Iredell County
	Certificates of Participation,
	Series 2008,
	Insured: AGMC
	5.250% 06/01/17	1,710,000	2,018,125
SC Berkeley County School District
	Series 2003:
	5.000% 12/01/28	7,205,000	7,288,290
	5.250% 12/01/18	1,000,000	1,061,760

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,729,800
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,196,120
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,899,900
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,575,240
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC
	6.000% 12/01/16	3,800,000	4,304,602
Local Appropriated Total			69,446,024
Local General Obligations — 10.8%
AK Anchorage
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,933,400
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: NPFGC
	5.000% 07/01/15	6,300,000	7,322,364
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,778,212
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: AGMC
	4.500% 07/01/24	4,000,000	4,025,880
	Series 2007,
	Insured: AGMC
	5.000% 07/01/20	6,230,000	6,888,386
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(f) 08/01/24	5,000,000	2,183,250

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Monrovia Unified School District
	Series 2005,
	Insured: NPFGC
	5.250% 08/01/21	5,600,000	6,385,792
CA Oakland Unified School District
	Series 2009,
	6.125% 08/01/29	8,000,000	8,479,440
CA San Mateo County Community College
	Series 2006 A,
	Insured: NPFGC
	(f) 09/01/20	9,310,000	6,018,170
CA West Contra Costa Unified School District
	Series 2005,
	Insured: NPFGC
	(f) 08/01/20	7,285,000	4,393,875
CO Jefferson County School District R-001
	Series 1997 1,
	Insured: NPFGC
	6.500% 12/15/11	10,000,000	10,827,200
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: NPFGC
	5.000% 06/01/17	1,000,000	1,057,550
IL Chicago Board of Education
	Series 1996,
	Insured: NPFGC
	6.250% 12/01/12	2,100,000	2,351,937
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,869,500
IL Chicago
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,731,395
	Series 2004 A,
	Insured: AGMC
	5.250% 01/01/17	170,000	191,049
IL Cook County
	Series 2010 A,
	5.250% 11/15/22	12,000,000	13,410,360
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Insured: NPFGC
	(f) 01/01/17	3,050,000	2,416,485
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: NPFGC
	5.000% 09/01/19	1,030,000	1,115,006
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,299,820

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	6,335,000	6,819,437
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: NPFGC
	5.250% 05/01/17	3,600,000	3,716,064
NH Manchester
	Series 2004,
	Insured: NPFGC
	5.500% 06/01/19	4,450,000	5,525,921
NV Clark County
	Series 2009,
	5.000% 12/01/28	10,740,000	11,278,718
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,706,600
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,475,280
	Series 2005,
	5.000% 08/01/20	10,000,000	11,194,000
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,648,828
	Series 2008 B-1,
	5.250% 09/01/22	7,200,000	8,178,192
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	9,043,753
OH Marion City School District
	Series 2000,
	Insured: AGMC
	6.500% 12/01/14	500,000	614,275
OH Mason City School District
	Series 2005,
	Insured: NPFGC
	5.250% 12/01/19	2,250,000	2,706,390
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,994,900
PA Westmoreland County
	Series 1997,
	Insured: NPFGC
	(f) 12/01/18	1,000,000	715,300
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,140,908

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TN Chattanooga
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/14	4,150,000	4,832,177
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: AGMC
	5.500% 07/01/16	1,330,000	1,386,193
TN Overton County
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/16	1,000,000	1,109,100
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,875,512
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,108,053
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,174,270
TX Brownwood Independent School District
	Series 2005,
	Insured: NPFGC
	5.250% 02/15/17	1,310,000	1,451,572
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,871,232
TX Corpus Christi
	Series 2002,
	Insured: AGMC
	5.500% 09/01/15	1,655,000	1,804,860
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,701,464
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(f) 02/15/22	2,000,000	1,308,200
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,328,780

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX Fort Bend Independent School District
	Series 2000,
	Guarantor: PSFG
	5.250% 08/15/19	1,000,000	1,002,070
TX Harris County Flood Control District
	Series 2006,
	4.750% 10/01/29	12,700,000	13,236,702
TX Harris County
	Series 1997,
	5.125% 08/15/24	13,500,000	16,032,870
TX Houston Independent School District
	Series 2007,
	Guarantor: PSFG
	4.500% 02/15/25	5,000,000	5,278,050
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,135,140
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,815,880
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,268,180
TX Katy Independent School District
	Series 1992,
	Guarantor: PSFG
	(f) 08/15/11	1,775,000	1,763,409
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,120,770
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,893,625
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,157,357
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(f) 08/15/11	3,500,000	3,477,145
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,583,881

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,143,310
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,767,904
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,536,322
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,120,024
TX Williamson County
	Series 2005,
	Insured: NPFGC
	5.000% 02/15/16	1,985,000	2,259,228
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(f) 12/01/16	1,000,000	850,930
Local General Obligations Total			269,831,847
Special Non-Property Tax — 10.7%
CA Economic Recovery
	Series 2004 A,
	Insured: NPFGC
	5.000% 07/01/15	5,000,000	5,598,800
	Series 2009 A,
	5.000% 07/01/20	12,500,000	14,212,750
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: AGMC:
	5.000% 07/01/17	6,280,000	6,913,024
	5.000% 07/01/18	7,700,000	8,448,363
CO Department of Transportation
	Series 2002 B,
	Insured: NPFGC:
	5.500% 06/15/14	3,000,000	3,517,950
	5.500% 06/15/15	1,000,000	1,193,110
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,659,750
FL Division Bond Finance Department
	Series 1998,
	Insured: AGMC
	6.000% 07/01/13	10,000,000	11,431,900

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Hillsborough County Industrial Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,539,336
FL Hurricane Catastrophe Fund Finance Corp.
	Series 2008 A,
	5.000% 07/01/14	15,000,000	16,242,600
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,699,711
	5.375% 10/01/19	3,720,000	4,007,556
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,201,280
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,075,040
	Series 2003,
	Insured: NPFGC
	5.250% 10/01/19	1,080,000	1,156,453
FL Miami-Dade County Transit Sales Tax
	Series 2006,
	Insured: SYNC
	5.000% 07/01/19	5,040,000	5,383,930
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,683,008
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,131,650
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC:
	5.750% 10/01/15	2,500,000	2,654,650
	5.750% 10/01/20	1,000,000	1,117,050
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(f) 12/15/17	2,540,000	1,927,758
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,158,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
KS Wyandotte County Unified Government
	Series 2005 B:
	4.750% 12/01/16	640,000	673,824
	5.000% 12/01/20	7,500,000	7,743,900
	Series 2010,
	(f) 06/01/21	6,200,000	3,383,464
MA State
	Series 2005 A,
	Insured: AGMC
	5.500% 06/01/16	13,615,000	16,358,422
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,456,200
MI Trunk Line
	Series 1998 A,
	5.500% 11/01/16	2,000,000	2,358,300
	Series 2005,
	Insured: AGMC
	5.250% 11/01/17	5,050,000	5,930,265
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	4,203,240
	5.500% 06/15/16	5,500,000	5,777,970
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,536,280
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	795,893
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.500% 06/15/20 (h)	4,900,000	4,878,391
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,520,350
	5.250% 11/15/17	4,000,000	4,715,800
NY Nassau County Interim Finance Authority
	Series 2003 B,
	Insured: AMBAC
	5.000% 11/15/14	5,720,000	6,470,922
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,468,121
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,943,940
	Series 2007 C-1,
	5.000% 11/01/20	10,300,000	11,712,439

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2009 A,
	5.000% 05/01/27	10,430,000	11,443,483
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: NPFGC
	5.250% 04/01/12	2,145,000	2,313,790
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	13,064,151
NY Urban Development Corp.
	Series 2004 A,
	Insured: NPFGC
	5.500% 03/15/20	29,450,000	35,476,942
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,247,560
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,276,952
	5.500% 09/01/18	1,250,000	1,367,588
TX Harris County
	Series 2004 B,
	Insured: AGMC
	5.000% 08/15/32 (08/15/12) (b)(c)	2,000,000	2,159,500
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(f) 09/01/17	2,000,000	1,460,100
	5.250% 09/01/19	1,195,000	1,216,928
	5.250% 09/01/20	1,265,000	1,285,645
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,378,871
Special Non-Property Tax Total			268,573,200
Special Property Tax — 1.4%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.000% 04/01/22	7,430,000	7,945,419
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12 (a)	2,000,000	740,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,060,000
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17 (07/04/35) (b)(c)	1,685,000	547,625
	5.650% 05/01/22	3,000,000	975,000
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	4,445,000	2,000,250
	Series 2007 B-2,
	5.125% 05/01/13	2,625,000	1,181,250
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	6,635,175
FL Viera East Community Development District
	Series 2006,
	Insured: NPFGC
	5.750% 05/01/19	1,910,000	2,004,450
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	6,066,900
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	990,417
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	940,000	925,477
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,872,935
Special Property Tax Total			34,944,898
State Appropriated — 8.1%
AL Public School & College Authority
	Series 2009 A,
	5.000% 05/01/19	10,000,000	11,643,700
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/15	7,500,000	8,680,725
AZ State
	Series 2010 A,
	Insured: AGO
	5.000% 10/01/18	5,000,000	5,669,950

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Public Works Board
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,579,305
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,096,100
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,391,280
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	12,500,000	13,711,500
FL Department Management Services Division
	Series 2003 A,
	Insured: AGMC
	5.250% 09/01/15	1,515,000	1,751,643
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,317,400
MI Building Authority
	Series 2003,
	Insured: AGMC
	5.250% 10/15/14	10,000,000	10,991,000
NJ Economic Development Authority
	Series 2005 K,
	Insured: AMBAC:
	5.250% 12/15/20	16,810,000	19,276,195
	5.500% 12/15/19	2,500,000	2,897,875
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,593,265
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: AGMC
	5.500% 12/15/18	2,000,000	2,357,400
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,813,450
	Series 2006 A,
	Insured: AGMC:
	5.250% 12/15/22	4,000,000	4,607,520
	5.500% 12/15/21	4,700,000	5,552,345
NY Dormitory Authority
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,672,803
	Insured: AGMC
	5.250% 05/15/15	4,000,000	4,562,600
	Series 1995 A:
	Insured: AGMC
	5.625% 07/01/16	500,000	558,290

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,392,975
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,582,900
	Series 2005 A:
	Insured: AMBAC
	5.250% 05/15/18	6,000,000	6,883,020
	Insured: FGIC:
	5.500% 05/15/17	10,000,000	11,730,500
	5.500% 05/15/22	6,730,000	7,871,004
	Series 2009 A,
	5.000% 07/01/24	3,500,000	3,793,055
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,868,635
NY Urban Development Corp.
	Series 2008 B:
	5.000% 01/01/19	4,000,000	4,563,120
	5.000% 01/01/20	10,460,000	11,736,538
UT Building Ownership Authority
	Series 1998,
	Insured: AGMC
	5.500% 05/15/14	5,000,000	5,792,700
WI State
	Series 2009 A,
	5.125% 05/01/23	14,000,000	15,571,080
State Appropriated Total			201,509,873
State General Obligations — 12.0%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,961,450
	Series 2003,
	5.250% 11/01/18	1,000,000	1,103,260
	Series 2004,
	5.000% 02/01/20	750,000	805,740
	Series 2007,
	4.500% 08/01/26	10,000,000	9,712,100
	Series 2009,
	5.250% 10/01/22	25,000,000	27,428,000
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	19,772,201
	Series 2005 C,
	5.000% 06/01/13	11,830,000	13,246,997
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	7,987,288

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
HI State
	Series 2002 CY,
	Insured: AGMC
	5.500% 02/01/12	10,000,000	10,774,800
	Series 2008 DK,
	5.000% 05/01/22	10,750,000	12,197,487
IL State
	Series 2004
	Insured: AMBAC
	5.000% 11/01/18	10,650,000	11,179,305
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	5,750,000	7,129,598
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	2,124,320
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,956,065
	Series 2003 D,
	5.500% 10/01/17	5,000,000	6,079,450
	Series 2004 C,
	Insured: AGMC
	5.500% 12/01/16	10,000,000	12,103,300
	Series 2006,
	5.000% 11/01/25	18,000,000	21,145,860
	Series 2007 A,
	0.781% 11/01/25 (08/01/10) (b)(c)	10,000,000	8,222,000
	Series 2010 A,
	0.810% 02/01/14 (08/05/10) (b)(c)	2,000,000	2,006,200
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,468,963
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,570,150
OH State
	Series 2009 C,
	5.000% 09/15/17	20,000,000	23,632,000
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,557,700
	Series 2004:
	Insured: AGMC
	5.375% 07/01/18	12,000,000	14,652,600
	Insured: NPFGC
	5.375% 07/01/16	10,000,000	12,004,900
	Series 2005,
	5.000% 01/01/15	5,500,000	6,391,770

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: NPFGC
	6.500% 07/01/15	4,190,000	4,787,159
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,964,027
	Series 2006 B,
	5.250% 07/01/16	5,000,000	5,394,700
WA State
	Series 2002,
	Insured: NPFGC
	5.000% 01/01/18	10,000,000	10,550,600
	Series 2009,
	5.000% 08/01/26	18,270,000	20,355,703
State General Obligations Total			300,265,693
TAX-BACKED TOTAL			1,144,571,535
TRANSPORTATION — 9.6%
Air Transportation — 0.1%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 1997,
	5.350% 09/01/12	3,530,000	3,772,335
Air Transportation Total			3,772,335
Airports — 2.2%
DC District of Columbia Metropolitan WA Airports Authority
	Series 2009 C,
	5.250% 10/01/25	8,920,000	9,794,338
FL Miami-Dade County
	Series 2010 A1,
	5.500% 10/01/25	6,000,000	6,505,320
IL Chicago O’Hare International Airport
	Series 2005,
	Insured: NPFGC
	5.250% 01/01/17	10,000,000	11,193,200
MA Port Authority
	Series 2007 D,
	Insured: AGMC
	5.000% 07/01/17	8,000,000	9,224,960
MO St. Louis Airport Revenue
	Series 2007,
	Insured: AGMC
	5.000% 07/01/21	12,150,000	12,941,937
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: AGMC
	5.000% 07/01/27	5,000,000	5,073,800
Airports Total			54,733,555

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 6.1%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC
	(f) 01/15/12	7,600,000	7,059,792
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(f) 09/01/12	10,000,000	9,313,200
	Series 2000,
	Insured: NPFGC
	(f) 09/01/18	1,500,000	976,455
DC District of Columbia Metropolitan WA Airports Authority
	Series 2009,
	Insured: AGO:
	(f) 10/01/24	20,980,000	9,809,199
	(f) 10/01/25	7,500,000	3,273,750
	(f) 10/01/26	5,000,000	2,027,800
GA Road & Tollway Authority
	Series 2009 A:
	5.000% 06/01/16	13,855,000	16,240,138
	5.000% 06/01/19	10,000,000	11,847,900
IL Toll Highway Authority
	Series 2006 A-1,
	Insured: AGMC
	5.000% 01/01/18	2,000,000	2,267,600
KS Turnpike Authority
	Series 2002,
	Insured: AGMC:
	5.250% 09/01/15	1,855,000	2,207,320
	5.250% 09/01/16	1,230,000	1,475,607
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,732,600
NY Triborough Bridge & Tunnel Authority
	Series 2008 B-1,
	5.000% 11/15/25 (11/15/13) (b)(c)	21,500,000	24,145,790
	Series 2008 D,
	5.000% 11/15/22	10,000,000	11,164,700
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,414,000
PA Turnpike Commission
	Series 2010 B-2
	(g) 12/01/24	20,000,000	15,481,000
TX North Tollway Authority
	First Tier:
	Series 2008 A,
	6.000% 01/01/22	14,000,000	15,686,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2008 E-3,
	5.750% 01/01/38	9,350,000	10,592,054
Toll Facilities Total			151,715,205
Transportation — 1.2%
FL Osceola County Transportation
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/18	1,000,000	1,060,850
IL Chicago Transit Authority
	Series 2008 A,
	5.000% 06/01/16	2,500,000	2,799,425
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,525,481
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	14,475,125
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: AGMC:
	5.000% 11/15/20	5,000,000	5,444,500
	5.000% 11/15/21	3,000,000	3,238,140
Transportation Total			29,543,521
TRANSPORTATION TOTAL			239,764,616
UTILITIES — 16.1%
Independent Power Producers — 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,280,799
Independent Power Producers Total			7,280,799
Investor Owned — 2.7%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insured: AMBAC
	4.900% 07/01/22	4,600,000	4,745,544
AZ Maricopa County Pollution Control Corp.
	Arizona Public Service Co,
	Series 2009 D,
	6.000% 05/01/29 (05/01/14) (b)(c)	10,000,000	10,756,200
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: NPFGC
	4.375% 09/01/17	11,550,000	11,699,457

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 2007 B,
	5.150% 09/01/25	2,000,000	2,167,580
IN Finance Authority
	Indianapolis Power & Light Co,
	Series 2009 B,
	4.900% 01/01/16	11,000,000	11,969,100
NH Business Finance Authority
	Series 2001 C,
	Insured: NPFGC
	5.450% 05/01/21	1,500,000	1,548,810
TX Brazos River Authority
	TXU Energy Co., LLC,
	Series 2003 D,
	5.400% 10/01/29	6,100,000	4,099,383
TX Sabine River Authority
	TXU Energy Co., LLC,
	Series 2001 A,
	5.500% 05/01/22 (11/01/11) (b)(c)	6,775,000	6,527,712
WI Sheboygan Pollution Control
	Wisconsin Power,
	Series 2008,
	Insured: FGIC
	5.000% 09/01/15	5,000,000	5,636,700
WV Economic Development Authority
	Pollution Control Revenue,
	Appalachian Power,
	Series 2008 C,
	4.850% 05/01/19 (09/04/13) (b)(c)	6,500,000	6,949,995
Investor Owned Total			66,100,481
Joint Power Authority — 3.3%
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,995,022
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,487,155
	Series 2010 B,
	5.000% 01/01/20	10,000,000	11,462,400
MI Public Power Agency
	Series 2002 A,
	Insured: NPFGC
	5.250% 01/01/16	1,000,000	1,146,740
NC Eastern Municipal Power Agency
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	5,415,000	6,089,547
	Series 2009 B,
	5.000% 01/01/26	23,000,000	24,159,660

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,673,325
	6.000% 10/01/16	3,000,000	3,150,720
UT Intermountain Power Agency
	Series 2007,
	5.000% 07/01/17	15,000,000	17,266,050
WA Energy Northwest Electric
	Series 2002 A,
	Insured: NPFGC
	5.500% 07/01/16	4,675,000	5,073,918
Joint Power Authority Total			83,504,537
Municipal Electric — 3.3%
CA Department of Water Resources
	Series 2002 A:
	6.000% 05/01/13	2,000,000	2,205,820
	Insured: AMBAC
	5.500% 05/01/14	6,000,000	6,547,500
	Series 2008 H,
	5.000% 05/01/21	12,500,000	14,110,250
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: NPFGC
	5.000% 10/01/19	1,000,000	1,121,240
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: AGMC
	5.250% 10/01/15	2,235,000	2,470,010
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,247,470
OH American Municipal Power, Inc.
	Series 2008:
	5.250% 02/15/20	4,060,000	4,519,633
	5.250% 02/15/22	9,810,000	10,698,001
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	3,000,000	3,275,760
	Series 2002 KK,
	Insured: AGMC
	5.500% 07/01/15	10,000,000	11,520,900
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,396,570

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,278,880
	Series 2002,
	Insured: AGMC
	5.500% 11/15/12	2,410,000	2,672,979
	Subordinated Lien,
	Series 1998,
	Insured: NPFGC
	5.250% 05/15/18	1,100,000	1,266,815
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,880,500
	Series 2005,
	5.000% 02/01/18	10,000,000	11,249,400
Municipal Electric Total			83,461,728
Water & Sewer — 6.5%
CA Fresno Sewer Revenue
	Series 1993 A-1,
	Insured: AMBAC
	5.250% 09/01/19	5,000,000	5,667,100
CA Los Angeles Department of Water & Power
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/13	10,000,000	11,178,700
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	3,000,000	3,265,710
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,130,920
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,188,650
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,250,800
FL Hollywood Water & Sewer
	Series 2003,
	Insured: AGMC
	5.000% 10/01/17	1,070,000	1,148,110
FL Miami-Dade County Water & Sewer
	Series 2008 B,
	Insured: AGMC
	5.250% 10/01/21	20,000,000	23,071,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,445,000	2,528,057
FL Tallahassee Consolidated Utility System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,545,380
	5.500% 10/01/17	1,900,000	2,242,551
	5.500% 10/01/18	1,000,000	1,184,280
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,811,295
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	17,455,812
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2009:
	5.000% 05/15/21	7,445,000	8,400,640
	5.000% 05/15/22	7,825,000	8,740,838
MA Water Resource Authority
	Series 1998 B,
	Insured: AGMC
	5.500% 08/01/15	1,000,000	1,200,380
MI Sewage Disposal Revenue
	Series 2003 A,
	Insured: AGMC
	5.000% 07/01/14	2,820,000	3,016,413
NY Municipal Water Finance Authority
	Series 2002,
	Insured: AGMC
	5.375% 06/15/16	10,000,000	10,870,600
	Series 2009 EE,
	5.000% 06/15/17	5,000,000	5,870,150
OH Hamilton County Sewer System
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/15	5,535,000	6,440,692
PA Allegheny County
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/17	265,000	282,615
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,270,188
TX Corpus Christi
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,182,020

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Dallas Waterworks & Sewer Systems
	Series 2003,
	Insured: AGMC
	5.375% 10/01/12	10,000,000	11,072,300
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,435,600
TX Houston Water & Sewer System
	Junior Lien,
	Series 2001 A,
	Insured: AGMC
	5.500% 12/01/17	4,720,000	4,998,810
	Series 1991 C,
	Insured: AMBAC
	(f) 12/01/11	4,000,000	3,947,040
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,278,270
TX North Harris County Regional Water Authority
	Series 2008,
	5.250% 12/15/20	4,415,000	5,062,239
TX Nueces River Authority
	Series 2005,
	Insured: AGMC
	5.000% 07/15/15	1,000,000	1,147,500
TX Trinity River Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 02/01/17	1,000,000	1,108,010
	5.000% 02/01/18	1,000,000	1,105,870
Water & Sewer Total			162,099,140
UTILITIES TOTAL			402,446,685

	Total Municipal Bonds (cost of $2,332,427,203)		2,446,653,634

		Shares
Investment Companies — 1.3%

	BofATax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (i)(j)	14,580,341	14,580,341

	Dreyfus Tax Exempt Cash Management Fund (7 day yield of 0.160%)	16,597,283	16,597,283

	Total Investment Companies (cost of $31,177,624)		31,177,624

Value ($)
Total Investments — 99.2% (cost of $2,363,604,827)(k)(l)	2,477,831,258

Other Assets & Liabilities, Net — 0.8%	20,524,599

Net Assets — 100.0%	2,498,355,857

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 roll forward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,446,653,634	$—	$2,446,653,634
Total Investment Companies	31,177,624	—	—	31,177,624
Total Investments	$31,177,624	$2,446,653,634	$—	$2,477,831,258

(a)	The issuer is in default of certain debt covenants. Income is not being accrued. At July 31, 2010, the value of these securities amounted to $4,063,567, which represents 0.2% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)	The issuer is in default of certain debt covenants. Income is being partially accrued. At July 31, 2010, the value of this security amounted to $813,068, which represents less than 0.1% of net assets.

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)	Zero coupon bond.

(g)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities, which are not illiquid except the following, amounted to $10,841,188, which represents 0.4% of net assets.

Security	Acquisition Date	Par	Cost	Market Value
FL Seminole Indian Tribe, Series 2007 A, 5.750% 10/01/22	09/27/07	$2,000,000	$2,059,055	$1,943,660

(i)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$15,716,386	$155,779,317	$(149,673,663)	$9,008	$14,580,341

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(j)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(k)	Cost for federal income tax purposes is $2,363,604,817.

(l)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$152,238,007	$(38,011,566)	$114,226,441

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
SYNC	Syncora Guarantee, Inc.

INVESTMENT PORTFOLIO

July 31, 2010 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.6%
EDUCATION — 19.8%
Education — 17.5%
MA College Building Authority
	Series 2004 A,
	Insured: NPFGC
	5.000% 05/01/16	530,000	585,512
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,668,934
	Boston University,
	Series 2009 V-2,
	2.875% 10/01/14	3,000,000	3,165,720
	Brandeis University,
	Series 2010 O-2,
	5.000% 10/01/24	5,000,000	5,412,300
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,447,370
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,622,900
	5.000% 01/01/23	1,000,000	1,038,300
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	205,730
	Mount Holyoke College:
	Series 2001,
	5.500% 07/01/13	1,355,000	1,417,195
	Series 2008,
	5.000% 07/01/23	1,285,000	1,431,374
	Wheelock College,
	Series 2007,
	5.000% 10/01/17	1,190,000	1,223,106
	Worcester Polytechnic Institute,
	Series 2007,
	Insured: NPFGC
	5.000% 09/01/22	1,710,000	1,851,058
MA Health & Educational Facilities Authority
	Boston College:
	Series 2003,
	5.250% 06/01/15	1,000,000	1,112,050
	Series 2008,
	5.500% 06/01/24	3,000,000	3,616,740
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,024,020
	Series 2001 DD,
	5.000% 07/15/35	2,500,000	2,568,400
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,094,460

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	5.375% 07/01/17	2,275,000	2,776,228
	5.500% 07/01/22	1,000,000	1,270,840
	Series 2004 M,
	5.250% 07/01/19	610,000	749,934
	Northeastern University:
	Series 1998 G,
	Insured: NPFGC
	5.500% 10/01/12	1,110,000	1,210,133
	Series 2010 A,
	5.000% 10/01/13	1,040,000	1,152,923
	Simmons College,
	Series 2009 I,
	6.750% 10/01/18	1,365,000	1,652,906
	Suffolk University,
	Series 2009 A,
	6.000% 07/01/24	2,100,000	2,282,595
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,012,880
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,803,510
	Series 2008:
	5.000% 08/15/14	1,250,000	1,449,338
	5.000% 08/15/17	1,145,000	1,356,596
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	679,839
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,933,366
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: NPFGC
	5.500% 02/15/13	1,830,000	2,050,405
MA University of Massachusetts Building Authority
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	650,000	713,291
	Series 2008,
	Insured: AGMC
	5.000% 05/01/21	1,510,000	1,697,451
	Series 2009 1,
	5.000% 05/01/23	5,000,000	5,578,150
Education Total			63,855,554
Student Loan — 2.3%
MA Educational Financing Authority
	Series 2009 I,
	5.125% 01/01/18	4,000,000	4,329,000

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Series 2010 A,
5.500% 01/01/22	3,500,000	3,850,840
Student Loan Total		8,179,840
EDUCATION TOTAL		72,035,394
HEALTH CARE — 8.9%
Continuing Care Retirement — 0.5%
MA Development Finance Agency
Orchard Cove, Inc.,
Series 2007:
5.000% 10/01/17	1,540,000	1,512,665
5.000% 10/01/18	515,000	481,798
Continuing Care Retirement Total		1,994,463
Hospitals — 8.0%
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc.,
Series 2002 F,
5.750% 07/01/13	890,000	950,084
Boston Medical Center,
Series 1998 A,
Insured: NPFGC
5.250% 07/01/15	2,500,000	2,502,900
Caregroup, Inc.:
Series 1998 B-2,
Insured: NPFGC
5.375% 02/01/27	1,585,000	1,629,063
Series 2004 D,
Insured: NPFGC
5.250% 07/01/22	1,000,000	1,032,640
Series 2008 E-2,
5.375% 07/01/19	4,675,000	5,107,484
Milford Regional Medical Center, Inc.,
Series 2007:
5.000% 07/15/17	1,050,000	1,052,425
5.000% 07/15/22	2,500,000	2,351,550
Partners Healthcare Systems, Inc.:
Series 2001 C,
5.750% 07/01/21	750,000	781,658
Series 2003 E,
5.000% 07/01/15	1,140,000	1,226,070
Series 2005 F,
5.000% 07/01/17	2,000,000	2,181,640
Series 2007,
5.000% 07/01/18	2,575,000	2,847,126
Series 2010,
5.000% 07/01/22	5,000,000	5,391,300
UMass Memorial Health Care, Inc.,
Series 1998 A,
Insured: AMBAC
5.250% 07/01/14	2,000,000	2,013,100
Hospitals Total		29,067,040

3

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Intermediate Care Facilities — 0.4%
MA Development Finance Agency
Evergreen Center, Inc.,
Series 2005,
5.500% 01/01/20	1,355,000	1,335,393
Intermediate Care Facilities Total		1,335,393
HEALTH CARE TOTAL		32,396,896
HOUSING — 1.1%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007:
5.000% 11/01/17	810,000	743,248
5.125% 11/01/27	1,500,000	1,191,450
Assisted Living/Senior Total		1,934,698
Single-Family — 0.6%
MA Housing Finance Agency
Series 2009 143,
5.000% 12/01/24	2,000,000	2,108,820
Single-Family Total		2,108,820
HOUSING TOTAL		4,043,518
OTHER — 14.8%
Other — 1.5%
MA Boston Housing Authority Capital Program
Series 2008,
Insured: AGMC:
5.000% 04/01/20	2,135,000	2,292,926
5.000% 04/01/23	1,865,000	1,946,314
MA Development Finance Agency
Combined Jewish Philanthropies,
Series 2002 A,
5.250% 02/01/22	985,000	1,043,765
Other Total		5,283,005
Pool/Bond Bank — 4.7%
MA Water Pollution Abatement
Series 1999 5,
5.750% 08/01/16	95,000	95,418
Series 2002,
5.000% 08/01/11	1,000,000	1,047,060
Series 2004 A,
5.250% 08/01/15	3,000,000	3,563,370
Series 2005 11,
5.250% 08/01/19	4,465,000	5,422,073
Series 2006,
5.250% 08/01/20	3,000,000	3,653,460

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 2009,
	5.000% 08/01/24	3,100,000	3,532,946
Pool/Bond Bank Total			17,314,327
Refunded/Escrowed(a) — 8.6%
MA Bellingham
	Series 2001,
	Pre-refunded 03/01/11,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,667,707
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 05/01/28	4,000,000	1,892,640
MA Development Finance Agency
	Belmont Hill School, Inc.,
	Series 2001,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,060,970
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,171,910
	Milton Academy,
	Series 2003 A,
	Pre-refunded 09/01/13,
	5.000% 09/01/19	500,000	564,915
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	570,000	622,503
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,153,619
	5.000% 10/01/17	510,000	579,651
	University of Massachusetts:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,019,510
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: NPFGC
	5.250% 10/01/13	1,475,000	1,627,662
MA Plymouth
	Series 2000,
	Pre-refunded 10/15/10,
	Insured: NPFGC
	5.000% 10/15/18	1,725,000	1,759,293
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	230,000	245,024

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,062,915
MA Springfield
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: NPFGC
	5.250% 01/15/15	1,500,000	1,672,575
MA State
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,201,420
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,224,821
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured: AGMC
	5.250% 01/01/18	4,000,000	4,434,840
	Series 2004 B,
	Pre-refunded 08/01/14,
	5.000% 08/01/22	2,000,000	2,305,980
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	160,000	169,042
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,295,120
MA Water Pollution Abatement
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	610,000	639,603
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	262,232
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	835,000	868,859
Refunded/Escrowed Total			31,502,811
OTHER TOTAL			54,100,143

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 38.1%
Local Appropriated — 1.4%
MA Boston
	Series 2002 ,
	Insured: NPFGC
	5.000% 08/01/14	5,000,000	5,308,250
Local Appropriated Total			5,308,250
Local General Obligations — 8.6%
MA Boston Metropolitan District
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,212,287
MA Boston
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,422,580
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,141,380
MA Dudley-Charlton Regional School District
	Series 1999 A,
	Insured: NPFGC
	5.125% 06/15/14	2,305,000	2,619,494
MA Everett
	Series 2000,
	Insured: NPFGC
	6.000% 12/15/11	2,015,000	2,165,238
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,484,409
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,117,980
MA Lawrence
	Series 2006,
	Insured: AGMC
	5.000% 02/01/18	1,500,000	1,748,145
MA Lowell
	Series 2002,
	Insured: AMBAC
	5.000% 02/01/13	1,215,000	1,300,147
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,075,700
MA Pittsfield
	Series 2002,
	Insured: NPFGC
	5.000% 04/15/11	1,000,000	1,032,720
MA Sandwich
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/18	1,575,000	1,800,162

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MA Springfield
	Series 2007,
	Insured: AGMC
	4.500% 08/01/21	2,000,000	2,149,480
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,099,280
MA Westfield
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/18	500,000	539,325
MA Worcester
	Series 2004 A,
	Insured: NPFGC
	5.250% 08/15/13	2,810,000	3,158,243
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: AGMC
	5.500% 07/01/17	245,000	245,458
Local General Obligations Total			31,312,028
Special Non-Property Tax — 10.7%
MA Bay Transportation Authority
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,043,310
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,228,000
	5.250% 07/01/17	1,000,000	1,199,020
	5.250% 07/01/19	625,000	757,188
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,207,220
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/23	2,890,000	3,542,302
	Series 2005,
	5.000% 07/01/20	2,500,000	2,978,200
	Series 2006 A,
	5.250% 07/01/22	3,500,000	4,284,210
	Series 2008 B,
	5.000% 07/01/23	910,000	1,074,255
MA Boston
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,587,045
MA School Building Authority

	Series 2007 A,
	Insured: AMBAC:
	5.000% 08/15/18	5,000,000	5,830,200
	5.000% 08/15/19	2,000,000	2,302,580

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MA State
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,135,910
	Series 2004,
	Insured: FGIC
	5.250% 01/01/19	750,000	873,502
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	3,000,000	3,312,180
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,755,000	2,792,110
Special Non-Property Tax Total			39,147,232
State Appropriated — 1.1%
MA Development Finance Agency
	Visual & Performing Arts,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,161,335
	6.000% 08/01/17	540,000	643,891
	6.000% 08/01/21	1,750,000	2,094,802
State Appropriated Total			3,900,028
State General Obligations — 16.3%
MA State
	Series 2002 C:
	5.500% 11/01/15	3,000,000	3,597,000
	5.500% 11/01/17	1,500,000	1,825,950
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,284,035
	Series 2003 D:
	5.500% 10/01/17	5,000,000	6,079,450
	Insured: AGMC
	5.500% 10/01/19	3,500,000	4,311,965
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	6,159,950
	Insured: NPFGC
	5.500% 10/01/20	2,500,000	3,092,425
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,638,820
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	6,164,100
	Insured: NPFGC
	5.500% 12/01/19	3,795,000	4,683,523
	Series 2006 B,
	Insured: AGMC
	5.250% 09/01/22	4,000,000	4,812,000
	Series 2008 A:
	5.000% 09/01/15	3,000,000	3,513,750
	5.000% 08/01/16	2,000,000	2,351,780

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2010 A,
	0.810% 02/01/14 (08/05/10) (c)(d)	3,000,000	3,009,300
PR Commonwealth of Puerto Rico
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,917,283
State General Obligations Total			59,441,331
TAX-BACKED TOTAL			139,108,869
TRANSPORTATION — 4.4%
Airports — 2.5%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,743,420
	5.000% 07/01/22	3,500,000	3,857,105
	Series 2007 D,
	Insured: AGMC
	5.000% 07/01/17	3,000,000	3,459,360
Airports Total			9,059,885
Toll Facilities — 0.6%
MA Department of Transportation
	Series 2010 B,
	5.000% 01/01/22	2,180,000	2,421,915
Toll Facilities Total			2,421,915
Transportation — 1.3%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	3,619,680
MA Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	975,000	1,088,178
Transportation Total			4,707,858
TRANSPORTATION TOTAL			16,189,658
UTILITIES — 10.5%
Investor Owned — 1.0%
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2009,
	5.750% 12/01/42 (05/01/19) (c)(d)	3,460,000	3,764,584
Investor Owned Total			3,764,584
Joint Power Authority — 0.7%
MA Municipal Wholesale Electric Co.
	Series 2001 3-A,
	Insured: NPFGC
	5.000% 07/01/11	2,500,000	2,583,775
Joint Power Authority Total			2,583,775

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 1.9%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	1,000,000	1,091,920
	Series 2002 LL,
	Insured: NPFGC
	5.500% 07/01/17	2,400,000	2,720,232
	Series 2010,
	5.250% 07/01/24	3,000,000	3,161,130
Municipal Electric Total			6,973,282
Water & Sewer — 6.9%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	535,000	558,395
	Series 1998 B,
	Insured: AGMC
	5.500% 08/01/15	1,165,000	1,398,443
	Series 2002 J,
	Insured: AGMC:
	5.250% 08/01/14	2,870,000	3,359,507
	5.250% 08/01/15	3,000,000	3,564,960
	5.250% 08/01/18	1,000,000	1,214,020
	Series 2005 A,
	Insured: NPFGC
	5.250% 08/01/17	6,000,000	7,202,340
	Series 2007 B,
	Insured: AGMC
	5.250% 08/01/23	5,500,000	6,513,760
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2008 A,
	Insured: AGO
	5.000% 07/01/16	1,000,000	1,131,160

Water & Sewer Total			24,942,585
UTILITIES TOTAL			38,264,226

	Total Municipal Bonds (cost of $332,853,339)		356,138,704

	Shares
Investment Companies — 1.6%
BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.090%) (e)(f)	2,623,000	2,623,000
Dreyfus Massachusetts Municipal Money Market Fund (7day yield of 0.000%)	3,177,223	3,177,223

Total Investment Companies (cost of $5,800,223)		5,800,223

11

Value ($)
Total Investments — 99.2% (cost of $338,653,562)(g)(h)	361,938,927

Other Assets & Liabilities, Net — 0.8%	3,028,219

Net Assets — 100.0%	364,967,146

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

12

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$356,138,704	$—	$356,138,704
Total Investment Companies	5,800,223	—	—	5,800,223
Total Investments	$5,800,223	$356,138,704	$—	$361,938,927

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.090%) *	$2,917,706	$24,781,209	$(25,491,915)	$899	$—

* As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

13

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(g)	Cost for federal income tax purposes is $338,623,246.

(h)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$24,053,075	$(737,394)	$23,315,681

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.

14

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.4%
EDUCATION — 26.7%
Education — 21.6%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,094,771
MA Development Finance Agency
	Boston College,
	Series 2009 Q1,
	5.000% 07/01/29	1,000,000	1,072,040
	Boston University:
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,143,920
	Series 2005 T-1,
	Insured: AMBAC
	5.000% 10/01/39	2,000,000	2,028,040
	Series 2009 V-1,
	5.000% 10/01/29	665,000	692,252
	College of the Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	3,500,000	3,976,350
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,595,750
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	2,500,000	2,950,725
	Harvard University:
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,519,658
	Series 2009,
	5.500% 11/15/36	1,000,000	1,131,430
	Massachusetts Institute of Technology,
	Series 2002 K:
	5.375% 07/01/17	2,000,000	2,440,640
	5.500% 07/01/32	1,500,000	1,853,955
	Suffolk University,
	Series 2009 A,
	6.250% 07/01/30	1,000,000	1,081,540
	Tufts University:
	Series 2008,
	5.375% 08/15/38	1,000,000	1,090,150
	Series 2009 M,
	5.250% 02/15/26	1,250,000	1,480,688
Education Total			29,151,909
Prep School — 1.9%
MA Development Finance Agency
	Series 2007,
	4.500% 05/01/26	1,600,000	1,623,168

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	934,330
Prep School Total			2,557,498
Student Loan — 3.2%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,390,022
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	805,000	851,706
	Series 2009 I,
	6.000% 01/01/28	1,000,000	1,063,530
	Series 2010 B, AMT,
	5.700% 01/01/31	1,000,000	1,010,110
Student Loan Total			4,315,368
EDUCATION TOTAL			36,024,775
HEALTH CARE — 9.6%
Continuing Care Retirement — 3.1%
MA Development Finance Agency
	Groves in Lincoln-Deacone,
	Series 2009 A,
	7.500% 06/01/29	1,000,000	1,037,690
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/42	3,000,000	2,104,800
	Loomis Communities, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,026,320
Continuing Care Retirement Total			4,168,810
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	825,000	773,693
Health Services Total			773,693
Hospitals — 3.6%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,010,330
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	805,081
	Milford Regional Medical Center, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,478,549

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Partners Healthcare System,
Series 2010,
5.000% 07/01/34	1,500,000	1,545,645
Hospitals Total		4,839,605
Intermediate Care Facilities — 1.0%
MA Development Finance Agency
Evergreen Center, Inc.,
Series 2005,
5.500% 01/01/35	750,000	660,427
New England Center for Children,
Series 1998,
5.875% 11/01/18	765,000	730,552
Intermediate Care Facilities Total		1,390,979
Nursing Homes — 1.3%
MA Industrial Finance Agency
Chelsea Jewish Nursing Home,
Series 1997 A,
Guarantor: FHA
6.500% 08/01/37	765,000	781,203
Quaside, Inc.,
Series 1994,
8.300% 07/01/23 (a)	1,810,000	989,889
Nursing Homes Total		1,771,092
HEALTH CARE TOTAL		12,944,179
HOUSING — 4.1%
Assisted Living/Senior — 0.6%
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007,
5.200% 11/01/41	1,145,000	834,247
Assisted Living/Senior Total		834,247
Multi-Family — 1.2%
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: AGMC
5.250% 07/01/25	1,500,000	1,517,310
Multi-Family Total		1,517,310
Single-Family — 2.3%
MA Housing Finance Agency
Series 2009-143,
5.600% 12/01/34	2,000,000	2,108,080
Series 2009-147,
4.800% 06/01/28	1,000,000	1,017,960
Single-Family Total		3,126,040
HOUSING TOTAL		5,477,597

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 21.1%
Other — 3.1%
MA Development Finance Agency
	WGBH Educational Foundation:
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,229,480
	Series 2008 A,
	Insured: AGO
	4.500% 01/01/39	2,000,000	1,974,640
Other Total			4,204,120
Pool/Bond Bank — 6.0%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	3,048,181
	Series 2002-8,
	5.000% 08/01/17	20,000	21,540
	Series 2005-11,
	4.750% 08/01/23	25,000	26,980
	Series 2006:
	5.250% 08/01/24	1,000,000	1,222,290
	5.250% 08/01/27	1,000,000	1,207,040
	5.250% 08/01/30	1,000,000	1,181,670
	Series 2009,
	5.000% 08/01/38	1,200,000	1,280,616
Pool/Bond Bank Total			7,988,317
Refunded/Escrowed(b) — 12.0%
MA College Building Authority
	Series 1999 A,
	Insured: NPFGC,
	Escrowed to Maturity:
	(c) 05/01/18	4,000,000	3,219,400
	(c) 05/01/23	6,000,000	3,741,900
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	Pre-refunded 01/01/12,
	6.000% 07/01/31	210,000	228,875
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	2,000,000	2,395,000
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	2,100,000	2,569,182
	Series 1993 C,
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	688,781

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	Escrowed to Maturity,
	5.500% 07/01/14	5,000	5,865
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity,
	5.375% 06/01/19	2,190,000	2,629,402
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	550,000	711,859
Refunded/Escrowed Total			16,190,264
OTHER TOTAL			28,382,701
OTHER REVENUE — 0.9%
Hotels — 0.9%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,185,000	1,268,633
Hotels Total			1,268,633
OTHER REVENUE TOTAL			1,268,633
TAX-BACKED — 18.9%
Local General Obligations — 1.3%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,687,460
Local General Obligations Total			1,687,460
Special Non-Property Tax — 9.5%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,830,225
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/27	1,000,000	1,213,520
	Series 2006 A,
	5.250% 07/01/31	2,880,000	3,324,413
	Series 2008 B,
	5.250% 07/01/27	710,000	841,527
MA Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,885,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	1,500,000	1,656,090

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	5.250% 08/01/57	1,000,000	1,007,510
Special Non-Property Tax Total			12,758,285
State General Obligations — 8.1%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	1,500,000	1,859,895
	Series 1992 B,
	Insured: NPFGC
	6.200% 03/01/16	3,725,000	4,296,489
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,442,513
MA State
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,214,460
PR Commonwealth of Puerto Rico
	Series 1998,
	5.250% 07/01/18	1,000,000	1,078,820
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,064,600
State General Obligations Total			10,956,777
TAX-BACKED TOTAL			25,402,522
TRANSPORTATION — 4.0%
Air Transportation — 1.5%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC
	5.000% 07/01/32	2,000,000	1,978,900
Air Transportation Total			1,978,900
Airports — 1.6%
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	620,000	622,641
	Series 2007 A,
	Insured: AGMC
	4.500% 07/01/37	1,500,000	1,488,375
Airports Total			2,111,016

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 0.9%
MA Turnpike Authority
	Series 1997 C,
	Insured: NPFGC
	(c) 01/01/20	2,000,000	1,268,800
Toll Facilities Total			1,268,800
TRANSPORTATION TOTAL			5,358,716
UTILITIES — 12.1%
Municipal Electric — 1.9%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,024,230
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: NPFGC
	5.250% 07/01/29	1,000,000	1,042,800
	Series 2008 WW,
	5.000% 07/01/28	500,000	503,880
Municipal Electric Total			2,570,910
Water & Sewer — 10.2%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	700,000	755,237
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,527,908
	Series 2009 A,
	5.000% 11/01/28	1,250,000	1,384,288
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	442,244
	Insured: NPFGC
	5.250% 12/01/15	1,070,000	1,213,337
	Series 2002 J,
	Insured: AGMC
	5.500% 08/01/21	2,500,000	3,130,800
	Series 2007 B,
	Insured: AGMC
	5.250% 08/01/32	1,150,000	1,329,538
Water & Sewer Total			13,783,352
UTILITIES TOTAL			16,354,262

	Total Municipal Bonds (cost of $122,958,636)		131,213,385

		Shares
Investment Companies — 1.9%
	BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.090%) (d)(e)	1,384,000	1,384,000

7

		Shares	Value ($)
Investment Companies — (continued)
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.000%)	1,101,727	1,101,727

	Total Investment Companies (cost of $2,485,727)		2,485,727

	Total Investments — 99.3% (cost of $125,444,363)(f)(g)		133,699,112

	Other Assets & Liabilities, Net — 0.7%		976,454

	Net Assets — 100.0%		134,675,566

	Notes to Investment Portfolio:
	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$36,024,775	$—	$36,024,775
Health Care	—	11,954,290	989,889	12,944,179
Housing	—	5,477,597	—	5,477,597
Other	—	28,382,701	—	28,382,701
Other Revenue	—	1,268,633	—	1,268,633
Tax-Backed	—	25,402,522	—	25,402,522
Transportation	—	5,358,716	—	5,358,716
Utilities	—	16,354,262	—	16,354,262
Total Municipal Bonds	—	130,223,496	989,889	131,213,385
Total Investment Companies	2,485,727	—	—	2,485,727
Total Investments	$2,485,727	$130,223,496	$989,889	$133,699,112

9

The following table reconciles asset balances for the nine month period ended July 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2010
Municipal Bonds

Health Care	$1,319,500	$—	$—	$(254,611)	$—	$(75,000)	$—	$—	$989,889

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at July 31, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $254,611.

(a)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2010, the value of this security amounted to $989,889, which represents 0.7% of net assets.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.090%) *	$817,498	$13,884,686	$(13,933,818)	$535	$—

*As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(f)	Cost for federal income tax purposes is $125,119,454.

(g)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,463,713	$(2,884,055)	$8,579,658

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.2%
EDUCATION — 13.5%
Education — 11.9%
NY Dormitory Authority
	Columbia University,
	Series 2008,
	5.000% 07/01/38	500,000	533,635
	Cornell University,
	Series 2009 A,
	5.000% 07/01/39	500,000	532,165
	New York University:
	Series 1998 A,
	Insured: NPFGC
	5.750% 07/01/27	2,000,000	2,413,740
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,194,850
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/30	1,000,000	1,074,640
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	426,360
NY New York City Trust for Cultural Resources
	The Julliard School,
	Series 2009 A:
	5.000% 01/01/34	375,000	401,295
	5.000% 01/01/39	500,000	533,585
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	1,009,860
Education Total			8,120,130
Prep School — 0.9%
NY New York City Industrial Development Agency
	Marymount School,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	642,644
Prep School Total			642,644

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 0.7%
NY Mortgage Agency
	Series 2009,
	4.750% 11/01/26	500,000	504,815
Student Loan Total			504,815
EDUCATION TOTAL			9,267,589
HEALTH CARE — 14.9%
Continuing Care Retirement — 2.8%
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A:
	6.750% 07/01/28	500,000	444,465
	6.875% 07/01/40	250,000	211,300
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	1,236,851
Continuing Care Retirement Total			1,892,616
Hospitals — 10.1%
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Guarantor: FHA
	4.700% 02/15/35	1,000,000	948,370
	Mount Sinai Hospital,
	Series 2010 A,
	5.000% 07/01/26	550,000	572,011
	New York Hospital Medical Center,
	Series 2007,
	Guarantor: FHA
	4.750% 02/15/37	1,000,000	956,400
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	1,003,330
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	1,000,000	1,022,640
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	650,000	655,194
	University of Rochester,
	Series 2007,
	5.000% 07/01/27	1,000,000	1,044,570
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	250,000	268,680
	Series 2007 B,
	5.250% 12/01/32	500,000	489,030
Hospitals Total			6,960,225

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — 2.0%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	510,487
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Guarantor: FHA
	6.200% 02/01/30	870,000	879,892
Nursing Homes Total			1,390,379
HEALTH CARE TOTAL			10,243,220
HOUSING — 6.6%
Assisted Living/Senior — 4.1%
NY Huntington Housing Authority
	Gurwin Senior Jewish Residences,
	Series 1999 A,
	5.875% 05/01/19	1,385,000	1,347,549
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	875,000	876,365
	6.200% 06/01/29	615,000	584,195
Assisted Living/Senior Total			2,808,109
Multi-Family — 1.0%
NY New York City Housing Development Corp.
	Greenport Preservation LP,
	Series 2009,
	Guarantor: FNMA
	4.500% 09/15/25	165,000	170,356
	Series 2009 C1,
	5.500% 11/01/34	500,000	519,840
Multi-Family Total			690,196
Single-Family — 1.5%
NY Mortgage Agency
	Series 2007 148, AMT,
	5.200% 10/01/32	1,000,000	1,014,860
Single-Family Total			1,014,860
HOUSING TOTAL			4,513,165

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 13.8%
Other — 0.8%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	559,724
Other Total			559,724
Pool/Bond Bank — 9.4%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,193,440
	Series 2006 A,
	4.750% 06/15/31	1,000,000	1,035,700
	Series 2009 A,
	5.000% 06/15/34	4,000,000	4,231,800
Pool/Bond Bank Total			6,460,940
Refunded/Escrowed(a) — 3.6%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 07/01/25	3,000,000	1,736,100
NY Greece Central School District
	Series 1992,
	Economically Defeased to Maturity,
	Insured: FGIC
	6.000% 06/15/16	500,000	626,900
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	107,332
Refunded/Escrowed Total			2,470,332
OTHER TOTAL			9,490,996
OTHER REVENUE — 1.2%
Recreation — 1.2%
NY New York City Trust for Cultural Resources
	Museum of Modern Art,
	Series 2008 1A,
	5.000% 04/01/31	750,000	805,035
Recreation Total			805,035
OTHER REVENUE TOTAL			805,035

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 0.7%
Disposal — 0.7%
NY Seneca County Industrial Development Agency
	IESI Corp.,
	Series 2005, AMT,
	GTY AGMT: IESI Corp.
	6.625% 10/01/35 (10/01/13) (c)(d)(e)	500,000	504,475
Disposal Total			504,475
RESOURCE RECOVERY TOTAL			504,475
TAX-BACKED — 17.8%
Local Appropriated — 2.8%
NY Dormitory Authority
	Series 1998,
	(b) 08/01/19	1,200,000	921,240
	Series 2001 2-4,
	4.750% 01/15/30	1,000,000	1,006,220
Local Appropriated Total			1,927,460
Local General Obligations — 1.9%
NY Mount Sinai Union Free School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,278,571
Local General Obligations Total			1,278,571
Special Non-Property Tax — 7.9%
NY Dormitory Authority
	Series 2008 B:
	5.250% 03/15/38	500,000	542,150
	5.750% 03/15/36	500,000	569,135
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	2,890,000	3,253,707
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	1,000,000	1,052,310
Special Non-Property Tax Total			5,417,302
State Appropriated — 5.2%
NY Dormitory Authority
	Series 1993,
	6.000% 07/01/20	2,000,000	2,380,820
	Series 2000 C,
	Insured: AGMC
	5.750% 05/15/17	1,000,000	1,207,920
State Appropriated Total			3,588,740
TAX-BACKED TOTAL			12,212,073
TRANSPORTATION — 10.8%
Air Transportation — 3.8%
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.750% 08/01/31 (e)	1,000,000	1,033,910

5

	Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Terminal One Group Association LP,
Series 2005, AMT,
5.500% 01/01/24 (e)	1,500,000	1,537,305
Air Transportation Total		2,571,215
Ports — 3.4%
NY Port Authority of New York & New Jersey
Series 1993,
5.375% 03/01/28	2,000,000	2,310,940
Ports Total		2,310,940
Toll Facilities — 1.5%
NY Thruway Authority
Series 2007 H,
Insured: FGIC
5.000% 01/01/27	1,000,000	1,060,320
Toll Facilities Total		1,060,320
Transportation — 2.1%
NY Metropolitan Transportation Authority
Series 2005 B,
Insured: AMBAC
5.250% 11/15/23	1,250,000	1,424,087
Transportation Total		1,424,087
TRANSPORTATION TOTAL		7,366,562
UTILITIES — 13.9%
Independent Power Producers — 1.3%
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	1,000,000	894,460
Independent Power Producers Total		894,460
Investor Owned — 2.3%
NY Energy & Research Development Authority
Brooklyn Union Gas Co.,
Series 1993,
11.972% 04/01/20 (09/01/10) (c)(e)	1,500,000	1,557,060
Investor Owned Total		1,557,060
Municipal Electric — 5.3%
NY Long Island Power Authority
Series 2000,
Insured: AGMC
(b) 06/01/18	1,000,000	790,660
Series 2008 A,
6.000% 05/01/33	1,000,000	1,133,760

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	1,500,000	1,707,870
Municipal Electric Total			3,632,290
Water & Sewer — 5.0%
NY Great Neck North Water Authority
	Series 2008,
	5.000% 01/01/33	690,000	729,813
NY New York City Municipal Water Finance Authority
	Series 2009 EE,
	5.250% 06/15/40	500,000	540,460
	Series 2009 FF-2,
	5.500% 06/15/40	1,000,000	1,116,630
NY Rensselaer County Water Service & Sewer Authority
	Series 2008,
	5.250% 09/01/38	1,000,000	1,022,420
Water & Sewer Total			3,409,323
UTILITIES TOTAL			9,493,133

	Total Municipal Bonds (cost of $59,963,063)		63,896,248

	Shares
Investment Companies — 5.3%
BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.130%) (f)(g)	1,804,000	1,804,000

Dreyfus New York AMT-Free Municipal Money Market Fund (7 day yield of 0.000%)	1,854,748	1,854,748

Total Investment Companies (cost of $3,658,748)		3,658,748

Total Investments – 98.5% (cost of $63,621,811)(h)(i)		67,554,996

Other Assets & Liabilities, Net – 1.5%		1,011,543

Net Assets — 100.0%		68,566,539

7

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$63,896,248	$—	$63,896,248
Total Investment Companies	3,658,748	—	—	3,658,748
Total Investments	$3,658,748	$63,896,248	$—	$67,554,996

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, this security, which is not illiquid, amounted to $504,475, which represents 0.7% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(f)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.130%) *	$514,090	$7,240,880	$(7,112,144)	$611	$—

*As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(h)	Cost for federal income tax purposes is $63,407,424.

(i)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,858,507	$(710,935)	$4,147,572

9

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 96.6%
EDUCATION — 6.1%
Education — 4.2%
NJ Educational Facilities Authority
Drew University,
Series 2003 A,
Insured: FGIC
5.250% 07/01/20	1,000,000	1,149,180
Georgian Court University,
Series 2007 D,
5.250% 07/01/27	500,000	509,265
Kean University,
Series 2009 A,
4.000% 09/01/15	500,000	544,585
Montclair State University,
Series 2009,
5.000% 07/01/19	455,000	511,375
Rowan University,
Series 2008 B,
Insured: AGO
5.000% 07/01/23	750,000	826,117
Seton Hall University,
Series 2001 A,
Insured: AMBAC
5.250% 07/01/16	200,000	206,914
Education Total		3,747,436
Student Loan — 1.9%
NJ Higher Education Assistance Authority
Series 2010 1-A,
4.300% 12/01/18	680,000	710,396
Series 2010,
3.750% 12/01/18	1,000,000	997,120
Student Loan Total		1,707,516
EDUCATION TOTAL		5,454,952
HEALTH CARE — 4.6%
Continuing Care Retirement — 1.1%
NJ Economic Development Authority
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	675,000	597,382
Marcus L. Ward Home,
Series 2004,
5.750% 11/01/24	400,000	403,556
Continuing Care Retirement Total		1,000,938
Hospitals — 3.5%
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/18	575,000	586,270

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: NPFGC
	5.000% 01/01/18	500,000	500,280
	Series 2000:
	5.700% 01/01/11	500,000	506,760
	5.875% 01/01/15	500,000	506,275
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	525,030
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.000% 07/01/18	500,000	528,295
Hospitals Total			3,152,910
HEALTH CARE TOTAL			4,153,848
HOUSING — 4.2%
Multi-Family — 3.6%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: AGMC
	6.050% 11/01/17	165,000	165,310
	Series 2000 E-2,
	Insured: AGMC
	5.750% 11/01/25	135,000	135,139
	Series 2009 B,
	4.700% 11/01/29	990,000	995,841
	Series 2009 C,
	2.550% 11/01/12	1,000,000	1,001,600
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	525,145
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	400,000	437,364
Multi-Family Total			3,260,399
Single-Family — 0.6%
NJ Housing & Mortgage Finance Agency
	Series 2008,
	6.375% 10/01/28	490,000	544,233
Single-Family Total			544,233
HOUSING TOTAL			3,804,632

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 9.0%
Pool/Bond Bank — 0.6%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	501,860
Pool/Bond Bank Total			501,860
Refunded/Escrowed(a) — 8.0%
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 01/01/12	260,000	268,957
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,241,712
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A:
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	208,814
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 06/15/12	500,000	547,900
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	504,240
NJ Highway Authority
	Garden State Parkway,
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,222,550
NJ Sports & Exposition Authority
	Series 2000 C,
	Escrowed to Maturity,
	5.000% 03/01/11	305,000	313,546
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	579,630
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,090,970
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	5.750% 06/15/15	1,000,000	1,225,340
Refunded/Escrowed Total			7,203,659

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 0.4%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.500% 06/01/23	370,000	338,783
Tobacco Total			338,783
OTHER TOTAL			8,044,302
OTHER REVENUE — 0.5%
Hotels — 0.5%
NJ Middlesex County Improvement Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	452,137
Hotels Total			452,137
OTHER REVENUE TOTAL			452,137
TAX-BACKED — 56.2%
Local Appropriated — 7.3%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,213,080
	Series 2008,
	5.000% 12/15/26	500,000	557,770
	Series 2009 A,
	4.000% 08/15/13	750,000	824,662
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,179,387
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: AGMC
	(b) 02/01/18	1,000,000	708,820
NJ Middlesex County Improvement Authority
	Series 2009 A,
	4.000% 12/15/18	1,250,000	1,404,525
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: NPFGC
	5.500% 08/01/17	250,000	261,508
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: AGO
	5.450% 07/15/13	305,000	306,058

	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	111,344
	Local Appropriated Total		6,567,154

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 23.1%
NJ Atlantic City
	Series 2008,
	5.500% 02/15/18	500,000	584,315
NJ Atlantic County
	Series 2009,
	5.000% 02/01/18	500,000	588,735
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: NPFGC
	4.500% 01/15/20	500,000	551,385
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	523,740
NJ Cumberland County Improvement Authority
	Series 2009 A,
	4.000% 04/15/19	750,000	822,810
NJ Essex County Improvement Authority
	Series 2004,
	Insured: NPFGC
	5.500% 10/01/26	750,000	873,187
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	473,076
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,426,503
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: AGMC:
	5.000% 01/15/13	165,000	165,591
	5.000% 01/15/14	250,000	250,895
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,678,417
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	250,820

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: NPFGC
	5.000% 08/01/12	500,000	522,210
NJ Morris County
	Series 2010,
	5.000% 02/15/18	1,000,000	1,191,600
NJ Newark City
	Series 2010 A,
	4.000% 10/01/18	1,000,000	1,056,560
NJ Newark Housing Authority
	Series 2009,
	Insured: AGO
	4.500% 12/01/18	600,000	654,774
NJ North Brunswick Township Board of Education
	Series 2010,
	4.000% 07/15/18	1,000,000	1,119,510
NJ Passaic County
	Series 2003,
	Insured: AGMC
	5.200% 09/01/16	1,500,000	1,732,440
NJ Scotch Plains-Fanwood School District
	Series 2010:
	4.000% 07/15/18	250,000	278,340
	4.000% 07/15/19	845,000	934,435
NJ Summit
	Series 2001,
	5.250% 06/01/16	605,000	724,911
NJ Trenton City
	Series 2010,
	Insured: AGMC
	5.000% 07/15/14	1,885,000	2,123,679
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: AGMC:
	5.250% 01/01/26	1,330,000	1,589,643
	5.250% 01/01/28	500,000	592,445
Local General Obligations Total			20,710,021
Special Non-Property Tax — 5.4%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	2,276,880
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	741,855
	Series 2004,
	Insured: NPFGC:
	(b) 07/01/21	1,255,000	735,016

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.250% 07/01/17	1,000,000	1,096,710
Special Non-Property Tax Total			4,850,461
Special Property Tax — 0.4%
NJ Economic Development Authority
	Series 2007,
	5.125% 06/15/27	400,000	384,044
Special Property Tax Total			384,044
State Appropriated — 20.0%
NJ Economic Development Authority
	Series 2005 A,
	Insured: AGMC
	5.000% 03/01/19	2,000,000	2,247,120
	Series 2009,
	5.250% 12/15/20	1,000,000	1,135,990
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,900,039
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/14	1,500,000	1,709,610
NJ Health Care Facilities Financing Authority
	Series 2005,
	Insured: AMBAC
	5.000% 09/15/13	970,000	1,058,571
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	195,000	199,705
NJ State
	Certificates of Participation:
	Series 2008 A:
	5.000% 06/15/17	715,000	807,764
	5.000% 06/15/21	250,000	271,518
	Series 2009 A,
	5.000% 06/15/17	1,000,000	1,129,740
NJ Transit Corp.
	Certificates of Participation:
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,129,110
	Series 2005,
	Insured: FGIC
	5.000% 09/15/17	1,000,000	1,095,480
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	436,804
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,169,770

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,146,480
	Series 2006 A:
	5.250% 12/15/20	1,000,000	1,160,850
	5.500% 12/15/21	680,000	803,318
	Series 2006 C,
	Insured: AMBAC
	(b) 12/15/24	1,000,000	482,200
State Appropriated Total			17,884,069
TAX-BACKED TOTAL			50,395,749
TRANSPORTATION — 6.5%
Ports — 2.6%
NJ South Jersey Port Corp.
	Series 2009,
	4.000% 01/01/16	1,150,000	1,245,404
NY Port Authority of New York & New Jersey
	Series 2009,
	4.750% 09/01/26	1,000,000	1,085,800
Ports Total			2,331,204
Toll Facilities — 3.9%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(c) 01/01/35 (5.150% 01/01/15)	500,000	408,120
	Series 2009 G,
	5.000% 01/01/18	800,000	913,704
	Series 2009 H,
	5.000% 01/01/20	1,000,000	1,127,190
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,041,050
Toll Facilities Total			3,490,064
TRANSPORTATION TOTAL			5,821,268
UTILITIES — 9.5%
Investor Owned — 1.1%
NJ Economic Development Authority
	American Water Co.,
	Series 2010 A,
	4.450% 06/01/23	1,000,000	1,023,980
Investor Owned Total			1,023,980

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 0.9%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	750,000	837,608
Municipal Electric Total			837,608
Water & Sewer — 7.5%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: AGMC
	5.750% 01/01/16	1,000,000	1,201,350
NJ Essex County Utilities Authority
	Series 2009,
	Insured: AGO
	5.000% 04/01/20	1,000,000	1,134,080
NJ Jersey City Municipal Utilities Authority
	Series 2007,
	Insured: FGIC
	5.250% 01/01/19	1,000,000	1,062,770
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: NPFGC
	5.125% 08/01/17	600,000	653,016
NJ Ocean County Utilities Authority
	Wastewater Revenue:
	Series 2001,
	5.250% 01/01/18	1,000,000	1,056,240
	Series 2006,
	Insured: NPFGC
	4.000% 01/01/15	990,000	1,104,434
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: NPFGC
	(b) 09/01/25	1,000,000	463,950
Water & Sewer Total			6,675,840
UTILITIES TOTAL			8,537,428

	Total Municipal Bonds (cost of $82,585,375)		86,664,316

	Shares
Investment Companies — 2.1%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (d)(e)	946,809	946,809

Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.160%)	954,906	954,906

Total Investment Companies (cost of $1,901,715)		1,901,715

9

Value ($)
Total Investments — 98.7% (cost of $84,487,090)(f)(g)	88,566,031

Other Assets & Liabilities, Net — 1.3%	1,128,256

Net Assets — 100.0%	89,694,287

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

10

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$86,664,316	$—	$86,664,316
Total Investment Companies	1,901,715	—	—	1,901,715
Total Investments	$1,901,715	$86,664,316	$—	$88,566,031

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)*	$2,087,016	$9,915,793	$(11,843,124)	$653	$—

*As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

11

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(f)	Cost for federal income tax purposes is $84,478,905.

(g)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,641,426	$(554,300)	$4,087,126

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.

12

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.5%
EDUCATION — 9.9%
Education — 9.9%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,964,469
	Cornell University:
	Series 2006 A,
	5.000% 07/01/21	2,350,000	2,660,717
	Series 2009 A,
	5.000% 07/01/25	1,000,000	1,127,930
	Mount Sinai School of Medicine:
	Series 1995 B,
	Insured: NPFGC
	5.700% 07/01/11	25,000	25,808
	Series 2009,
	5.500% 07/01/27	4,000,000	4,162,760
	New York University:
	Series 1998 A,
	Insured: NPFGC:
	5.750% 07/01/20	2,000,000	2,445,720
	6.000% 07/01/17	2,475,000	2,999,452
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,418,333
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	934,515
	Series 2001 A,
	Insured: AMBAC
	5.750% 07/01/12	5,000,000	5,488,650
	Teachers College,
	Series 2009,
	5.000% 03/01/24	1,000,000	1,074,290
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: NPFGC:
	(a) 07/01/18	1,000,000	787,150
	(a) 07/01/20	1,000,000	704,780
NY St. Lawrence County Industrial Development Agency
	Series 2009 A,
	5.000% 10/01/16	3,000,000	3,402,360

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37 (09/01/11) (b)(c)	2,250,000	2,313,923
Education Total			31,510,857
EDUCATION TOTAL			31,510,857
HEALTH CARE — 7.9%
Continuing Care Retirement — 0.1%
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	310,371
Continuing Care Retirement Total			310,371
Hospitals — 6.2%
NY Albany Industrial Development Agency
	St. Peter’s Hospital:
	Series 2008 A:
	5.250% 11/15/27	1,000,000	990,950
	5.750% 11/15/22	500,000	525,220
	Series 2008 E,
	5.250% 11/15/22	500,000	510,060
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2009,
	5.250% 05/01/30	4,000,000	4,106,960
	Mount Sinai Hospital,
	Series 2010 A
	5.000% 07/01/26	1,725,000	1,794,034
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	1,011,240
	New York University Hospital Center:
	Series 2006,
	5.000% 07/01/20	3,000,000	3,114,960
	Series 2007 A,
	5.000% 07/01/12	1,000,000	1,056,980
	North Shore Long Island Jewish Health,
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,065,200
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	1,350,000	1,360,787
	Presbyterian Hospital,
	Series 2007,
	Insured: AGMC
	5.250% 08/15/23	250,000	268,968
	United Health Services Hospitals,
	Series 2009,
	Insured: FHA
	4.500% 08/01/18	1,000,000	1,093,060
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	555,000	588,128

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	711,697
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	485,000	521,239
	Series 2007 B:
	5.000% 12/01/22	500,000	510,490
	5.125% 12/01/27	500,000	495,150
Hospitals Total			19,725,123
Nursing Homes — 1.6%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	345,000	328,250
NY Dormitory Authority
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	740,000	752,454
NY Rensselaer Municipal Leasing Corp.
	Series 2009 A,
	5.000% 06/01/19	4,000,000	4,116,360
Nursing Homes Total			5,197,064
HEALTH CARE TOTAL			25,232,558
HOUSING — 1.7%
Multi-Family — 1.3%
NY Dormitory Authority
	Gateway-Longview, Inc.,
	Series 2008 A-1,
	Insured: SONYMA
	5.000% 06/01/33	1,700,000	1,785,289
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,000,000	2,186,820
Multi-Family Total			3,972,109
Single-Family — 0.4%
NY Mortgage Agency
	Series 2000 96,
	5.200% 10/01/14	345,000	346,069

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,048,900
Single-Family Total			1,394,969
HOUSING TOTAL			5,367,078
OTHER — 17.9%
Other — 0.4%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	656,406
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	508,840
Other Total			1,165,246
Pool/Bond Bank — 8.1%
NY Dormitory Authority
	Series 2008 A,
	Insured: AGMC
	5.000% 10/01/23	3,000,000	3,322,830
	Series 2009 C,
	Insured: AGO
	5.000% 10/01/22	3,000,000	3,357,720
NY Environmental Facilities Corp.
	Series 2002 K,
	5.000% 06/15/12	6,000,000	6,519,060
	Series 2008 B,
	5.000% 06/15/21	3,000,000	3,410,280
	Series 2009 A,
	5.000% 06/15/17	2,000,000	2,350,840
NY Municipal Bond Bank Agency
	Series 2003 C,
	5.250% 12/01/21	3,330,000	3,589,574
	Series 2009 C-1,
	5.000% 02/15/18	3,000,000	3,423,090
Pool/Bond Bank Total			25,973,394
Refunded/Escrowed(d) — 9.4%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 07/01/25	3,750,000	2,170,125

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.500% 12/01/13	2,000,000	2,317,140
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.250% 12/01/14	5,000,000	5,858,350
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,150,130
NY Metropolitan Transportation Authority
	Series 1997 8,
	Pre-refunded 07/01/13,
	Insured: AGMC
	5.375% 07/01/21	5,000,000	5,705,550
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,378,140
NY New York City
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,085,000	1,238,137
NY Thruway Authority
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: NPFGC
	5.250% 04/01/17	1,750,000	1,972,635
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	315,840
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,301,060
	6.000% 01/01/12	410,000	429,971
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,547,100
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 09/01/20	2,210,000	1,582,338
Refunded/Escrowed Total			29,966,516
OTHER TOTAL			57,105,156
OTHER REVENUE — 2.7%
Recreation — 2.7%
NY Cultural Resources
	Museum of Modern Art,
	Series 2008-1A,
	5.000% 04/01/26	4,850,000	5,359,201

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
NY Industrial Development Agency
	Series 2006,
	Insured: NPFGC
	5.000% 03/01/15	1,150,000	1,273,349
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	1,015,530
NY Seneca Nation Indians Capital Improvements Authority
	Series 2007 A,
	5.250% 12/01/16 (e)	1,000,000	928,570
Recreation Total			8,576,650
OTHER REVENUE TOTAL			8,576,650
RESOURCE RECOVERY — 1.2%
Disposal — 1.2%
NY Babylon Industrial Development Agency
	Covanta Babylon, Inc.,
	Series 2009 A,
	5.000% 01/01/18	3,500,000	3,876,495
Disposal Total			3,876,495
RESOURCE RECOVERY TOTAL			3,876,495
TAX-BACKED — 39.2%
Local Appropriated — 0.9%
NY Dormitory Authority
	Court Facilities,
	Series 2001 2-2,
	5.000% 01/15/21	2,500,000	2,721,650
Local Appropriated Total			2,721,650
Local General Obligations — 12.2%
NY Albany County
	Series 2006,
	Insured: SYNC
	4.125% 09/15/20	1,000,000	1,061,230
NY Babylon
	Series 2004,
	Insured: AMBAC
	5.000% 01/01/13	2,565,000	2,817,422
NY Monroe County
	Series 1996,
	Insured: NPFGC
	6.000% 03/01/16	1,210,000	1,426,650
	Series 2009 A,
	Insured: AGO
	5.000% 06/01/14	3,000,000	3,410,130
NY Nassau County
	Series 2010 A
	4.000% 04/01/18	1,340,000	1,461,659

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY New York City
	Series 2003 J,
	5.500% 06/01/16	165,000	183,168
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,291,820
	Series 2004 G,
	5.000% 12/01/19	2,430,000	2,685,442
	Series 2005 G,
	5.250% 08/01/16	500,000	584,610
	Series 2007 C:
	4.250% 01/01/27	800,000	815,744
	5.000% 01/01/15	4,000,000	4,574,320
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,188,940
	Series 2007 D-1,
	5.000% 12/01/21	2,000,000	2,253,840
	Series 2008 I-1,
	5.000% 02/01/23	2,000,000	2,200,620
NY Oyster Bay
	Series 2009 A:
	5.000% 02/15/15	1,000,000	1,160,020
	5.000% 02/15/16	500,000	583,565
NY Red Hook Central School District
	Series 2002,
	Insured: AGMC
	5.125% 06/15/17	890,000	954,854
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: NPFGC
	4.250% 10/15/24	1,000,000	1,040,460
NY Somers Central School District
	Series 2006,
	Insured: NPFGC:
	4.000% 12/01/21	500,000	518,270
	4.000% 12/01/22	500,000	516,535
NY Three Village Central School District
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/18	1,000,000	1,193,830
NY Yonkers
	Series 2005 B,
	Insured: NPFGC:
	5.000% 08/01/21	2,425,000	2,526,486
	5.000% 08/01/22	2,545,000	2,627,534
Local General Obligations Total			39,077,149
Special Non-Property Tax — 17.2%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,217,440

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 12/15/21	2,685,000	2,988,083
NY Erie County Fiscal Stability Authority
	Series 2010 A,
	4.750% 05/15/16	1,000,000	1,154,510
NY Housing Finance Agency
	Series 2008 A,
	5.000% 09/15/19	1,400,000	1,608,278
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,475,000	3,912,328
	Series 2003 A-1,
	Insured: AGMC
	5.000% 04/01/12	5,000,000	5,387,550
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	943,192
NY Nassau County Interim Finance Authority
	Series 2004 I-1H,
	Insured: AMBAC
	5.250% 11/15/15	5,000,000	5,865,350
NY New York City Transitional Finance Authority
	Series 2009 A,
	5.000% 05/01/27	5,000,000	5,485,850
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 10/15/22	4,000,000	4,407,560
NY Thruway Authority
	Series 2005 A,
	Insured: NPFGC
	5.000% 04/01/22	500,000	547,700
	Series 2005 B,
	Insured: AMBAC
	5.000% 04/01/19	2,500,000	2,823,075
	Series 2007,
	5.000% 03/15/22	1,000,000	1,120,330
NY Transitional Finance Authority
	Series 2003 B,
	5.250% 08/01/17	2,000,000	2,236,800
	Series 2005 A-1,
	5.000% 11/01/19	3,000,000	3,434,460
	Series 2006,
	5.000% 07/15/11	3,000,000	3,122,760
	Series 2007,
	Insured: FGIC
	5.000% 01/15/21	4,300,000	4,708,629

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	1,000,000	1,104,060
VI Virgin Island Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,755,000	2,792,110
Special Non-Property Tax Total			54,860,065
Special Property Tax — 0.3%
NY Industrial Development Agency
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/19	850,000	863,464
Special Property Tax Total			863,464
State Appropriated — 7.8%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,709,854
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26 (05/15/12) (b)(c)	1,500,000	1,612,425
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	1,000,000	1,014,230
	Series 1993 A:
	5.250% 05/15/15	2,000,000	2,281,300
	5.500% 05/15/19	2,500,000	2,914,975
	Series 2000 C,
	Insured: AGMC
	5.750% 05/15/17	1,250,000	1,509,900
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,175,950
	Series 2009 A,
	5.000% 07/01/24	3,000,000	3,251,190
	Series 2009,
	5.500% 02/15/18	1,000,000	1,170,840
NY Erie County Industrial Development Agency
	City School District of Buffalo,
	Series 2008 A,
	Insured: AGMC
	5.000% 05/01/18	1,000,000	1,158,130
NY Urban Development Corp.
	Series 2008 B,
	5.000% 01/01/26	3,125,000	3,313,438
	Series 2008,
	5.000% 01/01/22	2,000,000	2,195,720

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (b)(c)	1,675,000	1,740,107
State Appropriated Total			25,048,059
State General Obligations — 0.8%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	2,250,000	2,519,753
State General Obligations Total			2,519,753
TAX-BACKED TOTAL			125,090,140
TRANSPORTATION — 10.0%
Ports — 0.5%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: SYNC
	5.000% 09/15/28	1,500,000	1,581,270
Ports Total			1,581,270
Toll Facilities — 5.5%
NY Buffalo & Fort Erie Public Bridge Authority
	Series 2005,
	LOC: U.S. Bank N.A.
	2.625% 01/01/25 (07/01/14) (b)(c)	4,000,000	4,030,440
NY Niagara Falls Bridge Commission
	Series 1993 A
	Insured: AGO
	4.000% 10/01/19	2,000,000	2,163,060
NY Thruway Authority
	Series 2008 A,
	5.000% 04/01/21	1,000,000	1,127,530
	Series 2010 A,
	5.000% 04/01/23	3,000,000	3,412,470
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/13	2,015,000	2,302,379
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,258,640
	Series 2008 A,
	5.000% 11/15/21	2,000,000	2,266,200
Toll Facilities Total			17,560,719
Transportation — 4.0%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	851,257
	Series 2005 C,
	5.000% 11/15/16	750,000	854,055

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2006 A,
	Insured: CIFG
	5.000% 11/15/22	2,280,000	2,460,166
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,708,110
	Series 2007 B,
	5.000% 11/15/22	1,500,000	1,611,150
	Series 2008 C,
	6.250% 11/15/23	3,570,000	4,230,950
	Series 2008,
	5.000% 11/15/30	1,000,000	1,115,560
Transportation Total			12,831,248
TRANSPORTATION TOTAL			31,973,237
UTILITIES — 8.0%
Investor Owned — 0.9%
NY Energy Research & Development Authority
	Rochester Gas & Electric,
	Series 2004 A,
	Insured: NPFGC
	4.750% 05/15/32 (07/01/16) (b)(c)	2,650,000	2,786,555
Investor Owned Total			2,786,555
Municipal Electric — 3.5%
NY Long Island Power Authority
	Series 2009 A:
	5.250% 04/01/21	1,000,000	1,122,680
	5.500% 04/01/22	5,000,000	5,689,850
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	1,000,000	1,091,920
	Series 2010,
	5.250% 07/01/24	3,000,000	3,161,130
Municipal Electric Total			11,065,580
Water & Sewer — 3.6%
NY Municipal Water Finance Authority
	Series 2002,
	Insured: AGMC
	5.375% 06/15/16	5,000,000	5,435,300
NY Onondaga County Water Authority
	Series 2005 A,
	Insured: AMBAC:
	5.000% 09/15/22	895,000	975,783
	5.000% 09/15/23	940,000	1,014,100
NY Rensselaer County Water Service & Sewer Authority
	Series 2008:
	5.100% 09/01/28	1,155,000	1,215,892
	5.100% 09/01/28	1,060,000	1,107,053

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,903,305
Water & Sewer Total			11,651,433
UTILITIES TOTAL			25,503,568
	Total Municipal Bonds (cost of $294,955,542)		314,235,739

	Shares
Investment Companies — 0.5%
BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.130%) (f)(g)	835,450	835,450
Dreyfus Cash Management Plus, Inc. (7 day yield of 0.290%)	688,392	688,392

Total Investment Companies (cost of $1,523,842)		1,523,842

Total Investments – 99.0% (cost of $296,479,384)(h)(i)		315,759,581

Other Assets & Liabilities, Net – 1.0%		3,215,077

Net Assets – 100.0%		318,974,658

12

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

13

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$314,235,739	$—	$314,235,739
Total Investment Companies	1,523,842	—	—	1,523,842
Total Investments	$1,523,842	$314,235,739	$—	$315,759,581

(a)	Zero coupon bond.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, this security, which is not illiquid, amounted to $928,570, which represents 0.3% of net assets.

(f)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.030%)*	$2,168,911	$26,362,371	$(27,111,317)	$963	$—

*As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(h)	Cost for federal income tax purposes is $296,406,382.

(i)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$19,528,545	$(175,346)	$19,353,199

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SONYMA	State of New York Mortgage Agency
SYNC	Syncora Guarantee, Inc.

14

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 98.6%
EDUCATION — 23.6%
Education — 21.2%
RI Economic Development Corp.
Higher Education Facility,
University of Rhode Island,
Series 1999,
Insured: AGMC
5.000% 11/01/19	750,000	753,502
RI Health & Educational Building Corp.
Higher Education Facility:
Brown University,
Series 2007,
5.000% 09/01/18	1,000,000	1,176,530
Johnson & Wales University:
Series 1999,
Insured: NPFGC:
5.500% 04/01/15	1,000,000	1,111,950
5.500% 04/01/17	1,000,000	1,111,710
5.500% 04/01/18	1,420,000	1,574,042
Series 2003,
Insured: SYNC
5.250% 04/01/16	1,485,000	1,567,358
Providence College,
Series 2003 A,
Insured: SYNC
5.000% 11/01/24	2,000,000	2,056,620
Rhode Island School of Design:
Series 2003 A,
Insured: AMBAC
5.000% 09/15/13	1,040,000	1,163,230
Series 2004 A,
Insured: AMBAC
5.250% 09/15/20	1,020,000	1,114,585
Series 2004 D,
Insured: SYNC:
5.500% 08/15/16	1,340,000	1,488,485
5.500% 08/15/17	1,345,000	1,478,249
Series 2008 A,
6.500% 09/15/28	3,000,000	3,376,110
Roger Williams University,
Series 1998,
Insured: AMBAC
5.125% 11/15/14	1,000,000	1,007,400
New England Institute,
Series 2010,
5.000% 03/01/24	1,145,000	1,216,631
Series 2009 A,
Insured: AGO
4.750% 09/15/24	1,000,000	1,055,260
Education Total		21,251,662

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — 1.5%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,500,000	1,527,615
Prep School Total			1,527,615
Student Loan — 0.9%
RI Student Loan Authority
	Series 2010 A,
	4.600% 12/01/20	885,000	906,656
Student Loan Total			906,656
EDUCATION TOTAL			23,685,933
HEALTH CARE — 4.2%
Hospitals — 4.2%
RI Health & Educational Building Corp.
	Rhode Island Hospital:
	Series 2002,
	6.375% 08/15/21	205,000	212,899
	Series 2006,
	Insured: AGMC
	5.000% 05/15/26	2,000,000	2,061,660
	Series 2006,
	Insured: AGO
	5.000% 05/15/13	900,000	977,049
	Series 2009,
	Insured: AGO:
	6.125% 05/15/27	400,000	447,352
	6.250% 05/15/30	500,000	555,625
Hospitals Total			4,254,585
HEALTH CARE TOTAL			4,254,585
HOUSING — 3.5%
Multi-Family — 0.9%
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	800,000	874,728
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing,
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	60,000	60,119
Multi-Family Total			934,847
Single-Family — 2.6%
RI Housing & Mortgage Finance Corp.
	Series 2003,
	4.450% 04/01/17	2,000,000	2,022,040

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
RI Providence Housing Authority
	Series 2008,
	5.000% 09/01/24	565,000	594,471
Single-Family Total			2,616,511
HOUSING TOTAL			3,551,358
OTHER — 19.8%
Other — 1.6%
RI Providence Housing Authority
	Series 2008:
	5.000% 09/01/25	590,000	614,981
	5.000% 09/01/26	310,000	320,391
	5.000% 09/01/27	690,000	707,098
Other Total			1,642,470
Pool/Bond Bank — 4.1%
RI Clean Water Finance Agency
	Water Pollution Control Revenue:
	Revolving Fund,
	Pooled Loan Association:
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,066,650
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,127,010
	Series 2009 A,
	5.000% 10/01/25	720,000	819,187
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,139,710
Pool/Bond Bank Total			4,152,557
Refunded/Escrowed(a) — 13.3%
RI & Providence Plantations
	Series 2001 C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	1,250,000	1,314,737
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1993 A:
	Escrowed to Maturity:
	Insured: AGMC:
	5.750% 08/01/14	1,000,000	1,147,720
	5.750% 08/01/21	2,165,000	2,735,196
	Insured: NPFGC
	5.875% 08/01/11	1,500,000	1,567,455
	Pre-refunded 08/01/13,
	Insured: AGMC
	5.750% 08/01/14	2,105,000	2,422,771
	Series 1993 B,
	Escrowed to Maturity,
	Insured: NPFGC
	5.800% 08/01/12	1,000,000	1,105,610

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
RI Health & Educational Building Corp.
	Higher Education Facility:
	New England Institute,
	Series 2007,
	Pre-refunded 03/01/17,
	Insured: AMBAC
	4.500% 03/01/26	500,000	560,110
	University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10
	Insured: AMBAC
	5.700% 09/15/30	1,000,000	1,016,800
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,428,877
Refunded/Escrowed Total			13,299,276
Tobacco — 0.8%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	755,000	759,085
Tobacco Total			759,085
OTHER TOTAL			19,853,388
TAX-BACKED — 34.5%
Local Appropriated — 8.9%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: AGMC
	5.000% 05/15/23	2,000,000	2,111,160
	Series 2007 A,
	Insured: AGMC
	5.000% 05/15/22	2,000,000	2,141,740
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	265,460
	Series 2007 C,
	Insured: AGMC
	5.000% 05/15/21	1,500,000	1,624,035
RI Providence Public Building Authority
	School & Public Facilities Project,
	Series 1998 A,
	Insured: AGMC
	5.250% 12/15/14	1,000,000	1,013,370
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: NPFGC:
	5.000% 11/15/11	810,000	853,545
	5.000% 11/15/12	855,000	933,489
Local Appropriated Total			8,942,799
Local General Obligations — 13.9%
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	785,423
	5.000% 06/15/22	750,000	783,810

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
RI Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,619,788
	Series 2008,
	Insured: AGMC:
	4.750% 07/01/26	900,000	945,405
	4.750% 07/01/27	945,000	985,503
RI Health & Educational Building Corp.
	Series 2009 A,
	5.000% 05/15/25	1,515,000	1,632,791
RI Johnston
	Series 2004,
	Insured: SYNC
	5.250% 06/01/19	525,000	547,979
	Series 2005,
	Insured: AGMC:
	4.750% 06/01/21	390,000	414,999
	4.750% 06/01/22	405,000	429,324
	4.750% 06/01/23	425,000	448,388
	4.750% 06/01/24	445,000	467,085
	4.750% 06/01/25	460,000	480,484
	Various Purpose,
	Series 2004,
	Insured: SYNC
	5.250% 06/01/20	555,000	575,457
RI Newport
	Series 2010,
	5.000% 11/01/19	650,000	773,767
RI Providence
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,096,161
Local General Obligations Total			13,986,364
Special Non-Property Tax — 4.2%
RI Economic Development Corp.
	Series 2000,
	Insured: RAD
	6.125% 07/01/20	1,850,000	1,836,884
	Series 2006 A,
	Insured AMBAC
	5.000% 06/15/22	1,250,000	1,329,750
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: AGMC
	5.000% 05/15/23	1,005,000	1,072,576
Special Non-Property Tax Total			4,239,210

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 1.9%
RI & Providence Plantations
	Series 2005 A,
	Insured: NPFGC
	5.000% 10/01/19	1,200,000	1,276,332
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/14	205,000	202,698
	5.750% 06/15/24	415,000	394,802
State Appropriated Total			1,873,832
State General Obligations — 5.6%
RI & Providence Plantations
	Series 2005 A,
	Insured: AGMC
	5.000% 08/01/17	2,000,000	2,289,000
	Series 2006 A,
	Insured: AGMC
	4.500% 08/01/20	2,000,000	2,160,820
	Series 2006 C,
	Insured: NPFGC
	5.000% 11/15/18	1,000,000	1,133,400
State General Obligations Total			5,583,220
TAX-BACKED TOTAL			34,625,425
TRANSPORTATION — 8.0%
Airports — 3.2%
RI Economic Development Corp.
	Rhode Island Airport Corp.,
	Series 2008 C,
	Insured: AGO
	5.000% 07/01/17	2,245,000	2,561,254
	Series 1998 B,
	Insured: AGMC
	5.000% 07/01/23	685,000	687,048
Airports Total			3,248,302
Transportation — 4.8%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 C,
	Insured: AGMC
	5.000% 06/15/14	2,225,000	2,481,431

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2009,
	Insured: AGO
	5.250% 06/15/21	2,000,000	2,291,560
Transportation Total			4,772,991
TRANSPORTATION TOTAL			8,021,293
UTILITIES — 5.0%
Municipal Electric — 0.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	215,000	240,114
Municipal Electric Total			240,114
Water & Sewer — 4.8%
RI Kent County Water Authority
	Series 2002 A,
	Insured: NPFGC:
	5.000% 07/15/15	750,000	805,507
	5.000% 07/15/16	1,265,000	1,358,623
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/26	2,500,000	2,632,725
Water & Sewer Total			4,796,855
UTILITIES TOTAL			5,036,969

	Total Municipal Bonds (cost of $93,706,584)		99,028,951

	Shares
Investment Companies — 1.8%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (b)(c)	1,212,171	1,212,171
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.160%)	601,939	601,939

Total Investment Companies (cost of $1,814,110)		1,814,110

Total Investments — 100.4% (cost of $95,520,694)(d)(e)		100,843,061

Other Assets & Liabilities, Net — (0.4)%		(420,615)

Net Assets — 100.0%		100,422,446

7

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

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The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$99,028,951	$—	$99,028,951
Total Investment Companies	1,814,110	—	—	1,814,110
Total Investments	$1,814,110	$99,028,951	$—	$100,843,061

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Investments in affiliates during the nine months ended July 31, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)*	$948,880	$6,292,705	$(7,020,585)	$374	$—

*As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from November 1, 2009 through April 30, 2010.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(d)	Cost for federal income tax purposes is $95,471,173.

(e)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,420,724	$(48,836)	$5,371,888

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.
SYNC	Syncora Guarantee, Inc.

9

Item  2. Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 20, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 20, 2010